UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2019

Annual Report

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Management Summary
5	Portfolio Summary
6	Investment Portfolio
26	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Information About Your Fund’s Expenses
37	Tax Information
37	Proxy Voting
38	Advisory Agreement Board Considerations and Fee Evaluation
41	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Small Cap Index VIP

Performance Summary	December 31, 2019 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 0.51% and 0.80% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,522	$12,709	$14,674	$29,927
	Average annual total return	25.22%	8.32%	7.97%	11.59%
Russell 2000 Index	Growth of $10,000	$12,552	$12,806	$14,849	$30,582
	Average annual total return	25.52%	8.59%	8.23%	11.83%

DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$12,487	$12,613	$14,486	$29,187
	Average annual total return	24.87%	8.05%	7.69%	11.31%
Russell 2000 Index	Growth of $10,000	$12,552	$12,806	$14,849	$30,582
	Average annual total return	25.52%	8.59%	8.23%	11.83%

The growth of $10,000 is cumulative.

DWS Small Cap Index VIP	|	3

Management Summary	December 31, 2019 (Unaudited)

For the 12 months ended December 31, 2019, the Fund returned 25.22% (Class A shares, unadjusted for contract charges), compared with the 25.52% return of the Russell 2000® Index.

Risk assets including small-cap stocks exhibited mixed performance over the first nine months of 2019, amid signs of weakening global growth. Trade tensions exacerbated a slowdown that was already underway as market watchers struggled to predict the longer-term effect that the ongoing series of tariff increases would have on worldwide growth. The U.S. Federal Reserve (the Fed) halted its increases of the federal funds rate following its December rate hike, cut rates three times and ended the reduction of its balance sheet. Global manufacturing PMI figures fell into negative territory, and the Chinese and European economies weakened considerably. The overall heightened sense of uncertainty led many investors to pivot from traditional growth stocks to more defensive stocks viewed as being better positioned to withstand economic disruptions stemming from the trade war. However, U.S. equities surged in the fourth quarter, closing out what turned into an impressive year for the markets. Investors began to see evidence of improving economic growth both in United States and overseas, as well as progress in the U.S.-China trade talks. Although the Fed indicated that it was unlikely to enact any further rate cuts after its three quarter-point reductions at mid-year, its sizable injections of liquidity into the financial system boosted investor sentiment. For the 12-month period, small-cap growth stocks as represented by the Russell 2000 Growth Index outperformed small-cap value stocks as represented by the Russell 2000 Value Index.

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as “optimization.” This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the index. Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future fund holdings are subject to risk.

Terms to Know

The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index. The Russell 2000 Growth Index tracks the performance of those Russell 2000 Index stocks with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value Index tracks the performance of those Russell 2000 Index stocks with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee (FOMC) at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

Maintained by the Institute for Supply Management (ISM), the PMI is a composite of information extracted from responses to surveys from more than 400 purchasing managers selected for their geographic and industry diversification. The survey measures responses to topics such as production levels, new orders from customers, supplier deliveries, inventories and employment levels.

4	|	DWS Small Cap Index VIP

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/19	12/31/18
Common Stocks	98%	98%
Cash Equivalents	2%	1%
Government & Agency Obligations	0%	1%
Rights	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	12/31/19	12/31/18
Health Care	18%	16%
Financials	18%	18%
Industrials	16%	15%
Information Technology	13%	15%
Consumer Discretionary	11%	12%
Real Estate	8%	7%
Materials	4%	4%
Utilities	4%	4%
Energy	3%	3%
Consumer Staples	3%	3%
Communication Services	2%	3%
	100%	100%

Ten Largest Equity Holdings (2.8% of Net Assets)		Percent
1	Novocure Ltd.
	Researches and develops novel technologies for the treatment of cancer	0.3%
2	Medicines Co.
	Developer of biopharmaceutical products in the late stages	0.3%
3	Generac Holdings, Inc.
	Manufactures automatic, stationary standby and portable generators	0.3%
4	Lumentum Holdings, Inc.
	Provider of optical and photonic products	0.3%
5	Teladoc Health, Inc.
	Provider of healthcare services	0.3%
6	Arrowhead Pharmaceuticals, Inc.
	Operates as a biotechnology company	0.3%
7	Haemonetics Corp.
	Manufactures and markets automated blood processing systems	0.3%
8	Marriott Vacations Worldwide Corp.
	Seller and manager of vacation ownership resorts and vacation club	0.3%
9	Performance Food Group Co.
	Markets and distributes food and food-related products	0.2%
10	Trex Co., Inc.
	Manufacturer of non-wood decking alternative products	0.2%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 6.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

DWS Small Cap Index VIP	|	5

Investment Portfolio	as of December 31, 2019

	Shares	Value ($)
Common Stocks 98.1%
Communication Services 2.2%
Diversified Telecommunication Services 0.5%

Anterix, Inc.*	1,891	81,710

ATN International, Inc.	1,968	109,008

Bandwidth, Inc. “A”*	2,905	186,065

Cincinnati Bell, Inc.*	9,221	96,544

Cogent Communications Holdings, Inc.	7,664	504,368

Consolidated Communications Holdings, Inc.	13,133	50,956

Frontier Communications Corp.* (a)	18,655	16,595

IDT Corp. “B”*	3,076	22,178

Intelsat SA* (a)	12,138	85,330

Iridium Communications, Inc.*	17,908	441,253

Ooma, Inc.*	3,425	45,313

Orbcomm, Inc.*	14,001	58,944

Pareteum Corp.*	19,839	8,676

Vonage Holdings Corp.*	40,370	298,334

		2,005,274

Entertainment 0.2%

AMC Entertainment Holdings, Inc. “A” (a)	9,555	69,178

Eros International PLC* (a)	12,889	43,694

Gaia, Inc.*	2,099	16,771

Glu Mobile, Inc.*	20,803	125,858

IMAX Corp.*	9,512	194,330

Liberty Media Corp.-Liberty Braves “A”*	1,868	55,386

Liberty Media Corp.-Liberty Braves “C”*	6,423	189,736

LiveXLive Media, Inc.*	5,338	8,247

Marcus Corp.	4,000	127,080

Reading International, Inc. “A”*	2,637	29,508

		859,788

Interactive Media & Services 0.4%

Care.com, Inc.*	4,045	60,796

Cargurus, Inc.*	13,543	476,443

Cars.com, Inc.*	11,892	145,320

DHI Group, Inc.*	9,464	28,487

Eventbrite, Inc. “A”* (a)	6,476	130,621

EverQuote, Inc. “A”*	1,566	53,792

Liberty TripAdvisor Holdings, Inc. “A”*	13,010	95,623

Meet Group, Inc.*	11,821	59,223

QuinStreet, Inc.*	8,092	123,889

Travelzoo*	892	9,544

TrueCar, Inc.*	18,330	87,068

Yelp, Inc.*	12,230	425,971

		1,696,777

Media 0.9%

Boston Omaha Corp. “A”*	1,860	39,134

Cardlytics, Inc.*	2,514	158,030

Central European Media Enterprises Ltd. “A”*	15,555	70,464

Clear Channel Outdoor Holdings, Inc.*	8,193	23,432

comScore, Inc.*	9,045	44,682

Cumulus Media, Inc. “A”*	2,638	46,350

	Shares	Value ($)

Daily Journal Corp.* (a)	205	59,536

Emerald Expositions Events, Inc.	4,554	48,045

Entercom Communications Corp. “A”	22,065	102,382

Entravision Communications Corp. “A”	11,617	30,437

Fluent, Inc.*	7,895	19,737

Gannett Co., Inc.	21,275	135,734

Gray Television, Inc.*	16,347	350,480

Hemisphere Media Group, Inc.*	3,256	48,352

Lee Enterprises, Inc.*	9,951	14,130

Liberty Latin America Ltd. “A”*	8,288	159,958

Liberty Latin America Ltd. “C”*	20,496	398,852

Loral Space & Communications, Inc.*	2,231	72,106

Marchex, Inc. “B”*	6,430	24,305

MDC Partners, Inc. “A”*	10,611	29,499

Meredith Corp.	7,100	230,537

MSG Networks, Inc. “A”*	7,665	133,371

National CineMedia, Inc.	11,569	84,338

Saga Communications, Inc. “A”	704	21,402

Scholastic Corp.	5,264	202,401

TechTarget, Inc.*	4,011	104,687

TEGNA, Inc.	39,129	653,063

The E.W. Scripps Co. “A”	9,849	154,728

Tribune Publishing Co.	3,218	42,349

WideOpenWest, Inc.*	4,517	33,516

		3,536,037

Wireless Telecommunication Services 0.2%

Boingo Wireless, Inc.*	7,774	85,126

Gogo, Inc.* (a)	10,268	65,715

Shenandoah Telecommunications Co.	8,626	358,928

Spok Holdings, Inc.	3,174	38,818

		548,587

Consumer Discretionary 10.7%
Auto Components 1.0%

Adient PLC*	15,795	335,644

American Axle & Manufacturing Holdings, Inc.*	20,378	219,267

Cooper Tire & Rubber Co.	8,961	257,629

Cooper-Standard Holdings, Inc.*	3,051	101,171

Dana, Inc.	25,883	471,071

Dorman Products, Inc.*	4,862	368,151

Fox Factory Holding Corp.*	6,773	471,198

Gentherm, Inc.*	5,943	263,810

LCI Industries	4,373	468,479

Modine Manufacturing Co.*	8,565	65,950

Motorcar Parts of America, Inc.*	3,448	75,959

Standard Motor Products, Inc.	3,799	202,183

Stoneridge, Inc.*	4,670	136,924

Tenneco, Inc. “A”	9,329	122,210

Visteon Corp.*	5,009	433,729

		3,993,375

Automobiles 0.1%
Winnebago Industries, Inc.	5,559	294,516

Distributors 0.1%

Core-Mark Holding Co., Inc.	8,089	219,940

Funko, Inc. “A”*	3,893	66,804

The accompanying notes are an integral part of the financial statements.

6	|	DWS Small Cap Index VIP

	Shares	Value ($)

Greenlane Holdings, Inc. “A”*	1,164	3,789

Weyco Group, Inc.	1,183	31,290

		321,823

Diversified Consumer Services 0.9%

Adtalem Global Education, Inc.*	9,656	337,670

American Public Education, Inc.*	2,711	74,254

Carriage Services, Inc.	3,049	78,054

Chegg, Inc.*	21,305	807,673

Collectors Universe, Inc.	1,484	34,206

Houghton Mifflin Harcourt Co.*	18,628	116,425

K12, Inc.*	7,046	143,386

Laureate Education, Inc. “A”*	21,152	372,487

OneSpaWorld Holdings Ltd.*	8,097	136,354

Perdoceo Education Corp.*	12,297	226,142

Regis Corp.*	4,169	74,500

Select Interior Concepts, Inc. “A”*	3,956	35,565

Strategic Education, Inc.	3,836	609,540

WW International, Inc.*	8,452	322,951

		3,369,207

Hotels, Restaurants & Leisure 2.6%

BBX Capital Corp.	12,037	57,416

Biglari Holdings, Inc. “B”*	164	18,765

BJ’s Restaurants, Inc.	3,402	129,140

Bloomin’ Brands, Inc.	15,628	344,910

Bluegreen Vacations Corp.	1,381	14,280

Boyd Gaming Corp.	14,561	435,956

Brinker International, Inc.	6,675	280,350

Carrols Restaurant Group, Inc.*	6,069	42,786

Century Casinos, Inc.*	4,779	37,850

Churchill Downs, Inc.	6,318	866,830

Chuy’s Holdings, Inc.*	2,979	77,216

Cracker Barrel Old Country Store, Inc. (a)	4,322	664,464

Dave & Buster’s Entertainment, Inc.	5,526	221,979

Del Taco Restaurants, Inc.*	4,880	38,576

Denny’s Corp.*	10,330	205,360

Dine Brands Global, Inc.	2,850	238,032

Drive Shack, Inc.*	11,610	42,493

El Pollo Loco Holdings, Inc.*	3,501	53,005

Eldorado Resorts, Inc.*	11,857	707,151

Everi Holdings, Inc.*	12,155	163,242

Fiesta Restaurant Group, Inc.*	4,413	43,645

Golden Entertainment, Inc.*	3,233	62,138

Inspired Entertainment, Inc.*	1,634	11,029

J. Alexander’s Holdings, Inc.*	2,340	22,370

Jack in the Box, Inc.	4,661	363,698

Kura Sushi USA, Inc.*	598	15,219

Lindblad Expeditions Holdings, Inc.*	3,991	65,253

Marriott Vacations Worldwide Corp.	7,438	957,717

Monarch Casino & Resort, Inc.*	1,978	96,032

Nathan’s Famous, Inc.	536	37,992

Noodles & Co.*	5,278	29,240

Papa John’s International, Inc.	3,995	252,284

Penn National Gaming, Inc.*	19,789	505,807

PlayAGS, Inc.*	4,708	57,108

Potbelly Corp.*	4,143	17,483

RCI Hospitality Holdings, Inc.	1,715	35,157

Red Lion Hotels Corp.*	4,390	16,375

Red Robin Gourmet Burgers, Inc.*	2,426	80,107

	Shares	Value ($)

Red Rock Resorts, Inc. “A”	12,455	298,297

Ruth’s Hospitality Group, Inc.	5,002	108,869

Scientific Games Corp. “A”*	9,983	267,345

SeaWorld Entertainment, Inc.*	8,452	268,013

Shake Shack, Inc. “A”*	5,194	309,407

Target Hospitality Corp.*	6,100	30,500

Texas Roadhouse, Inc.	11,887	669,476

The Cheesecake Factory, Inc. (a)	7,532	292,693

The Habit Restaurants, Inc. “A”*	3,818	39,822

Twin River Worldwide Holdings, Inc.	3,067	78,669

Wingstop, Inc.	5,271	454,518

		10,126,064

Household Durables 1.7%

Bassett Furniture Industries, Inc.	1,824	30,424

Beazer Homes U.S.A., Inc.*	5,078	71,752

Cavco Industries, Inc.*	1,562	305,184

Century Communities, Inc.*	4,780	130,733

Ethan Allen Interiors, Inc.	4,220	80,433

Flexsteel Industries, Inc.	1,324	26,374

GoPro, Inc. “A”* (a)	23,187	100,632

Green Brick Partners, Inc.*	4,485	51,488

Hamilton Beach Brands Holding Co. “A”	1,206	23,035

Helen of Troy Ltd.*	4,524	813,370

Hooker Furniture Corp.	2,130	54,720

Installed Building Products, Inc.*	4,047	278,717

iRobot Corp.* (a)	4,954	250,821

KB HOME	15,436	528,992

La-Z-Boy, Inc.	7,992	251,588

Legacy Housing Corp.*	766	12,746

LGI Homes, Inc.*	3,582	253,068

Lifetime Brands, Inc.	2,187	15,200

Lovesac Co.*	1,555	24,958

M.D.C. Holdings, Inc.	9,145	348,973

M/I Homes, Inc.*	4,793	188,604

Meritage Homes Corp.*	6,544	399,904

Purple Innovation, Inc.*	1,792	15,608

Skyline Champion Corp.*	9,127	289,326

Sonos, Inc.*	12,492	195,125

Taylor Morrison Home Corp. “A”*	18,930	413,810

TopBuild Corp.*	6,032	621,778

TRI Pointe Group, Inc.*	24,758	385,730

Tupperware Brands Corp.	8,754	75,109

Universal Electronics, Inc.*	2,430	126,992

William Lyon Homes “A”*	5,577	111,428

ZAGG, Inc.*	5,408	43,859

		6,520,481

Internet & Direct Marketing Retail 0.3%

1-800 FLOWERS.COM, Inc. “A”*	4,713	68,339

Duluth Holdings, Inc. “B”* (a)	1,991	20,965

Groupon, Inc.*	80,843	193,215

Lands’ End, Inc.*	1,999	33,583

Leaf Group Ltd.*	3,048	12,192

Liquidity Services, Inc.*	4,921	29,329

Overstock.com, Inc.*	4,967	35,017

PetMed Express, Inc. (a)	3,402	80,015

Quotient Technology, Inc.*	13,757	135,644

RealReal, Inc.* (a)	3,096	58,360

Rubicon Project, Inc.*	8,858	72,281

Shutterstock, Inc.*	3,419	146,607

Stamps.com, Inc.*	2,985	249,307

Stitch Fix, Inc. “A”* (a)	7,452	191,218

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	7

	Shares	Value ($)

Waitr Holdings, Inc.* (a)	9,695	3,122

		1,329,194

Leisure Products 0.4%

Acushnet Holdings Corp.	6,357	206,602

American Outdoor Brands Corp.*	9,408	87,306

Callaway Golf Co.	16,747	355,036

Clarus Corp.	4,339	58,837

Escalade, Inc.	1,919	18,864

Johnson Outdoors, Inc. “A”	910	69,797

Malibu Boats, Inc. “A”*	3,712	152,006

Marine Products Corp.	1,244	17,914

MasterCraft Boat Holdings, Inc.*	3,214	50,621

Sturm, Ruger & Co., Inc.	3,033	142,642

Vista Outdoor, Inc.*	9,972	74,591

YETI Holdings, Inc.* (a)	7,328	254,868

		1,489,084

Multiline Retail 0.1%

Big Lots, Inc.	7,065	202,907

Dillard’s, Inc. “A” (a)	1,836	134,909

J.C. Penney Co., Inc.* (a)	59,456	66,591

		404,407

Specialty Retail 2.5%

Aaron’s, Inc.	12,129	692,687

Abercrombie & Fitch Co. “A”	11,232	194,201

America’s Car-Mart, Inc.*	1,115	122,271

American Eagle Outfitters, Inc.	28,533	419,435

Asbury Automotive Group, Inc.*	3,477	388,694

Ascena Retail Group, Inc.*	1,486	11,390

At Home Group, Inc.*	8,850	48,675

Barnes & Noble Education, Inc.*	7,057	30,133

Bed Bath & Beyond, Inc. (a)	21,966	380,012

Boot Barn Holdings, Inc.*	5,060	225,322

Caleres, Inc.	7,202	171,048

Camping World Holdings, Inc. “A” (a)	6,112	90,091

Cato Corp. “A”	4,095	71,253

Chico’s FAS, Inc.	21,424	81,625

Citi Trends, Inc.	2,158	49,893

Conn’s, Inc.* (a)	3,031	37,554

Designer Brands, Inc. “A”	11,104	174,777

Express, Inc.*	12,308	59,940

GameStop Corp. “A” (a)	16,225	98,648

Genesco, Inc.*	2,577	123,490

GNC Holdings, Inc. “A”* (a)	15,167	40,951

Group 1 Automotive, Inc.	3,193	319,300

Guess?, Inc.	8,218	183,919

Haverty Furniture Companies, Inc.	3,107	62,637

Hibbett Sports, Inc.*	3,037	85,157

Hudson Ltd. “A”*	6,892	105,723

J. Jill, Inc. (a)	3,079	3,479

Lithia Motors, Inc. “A”	4,034	592,998

Lumber Liquidators Holdings, Inc.* (a)	5,184	50,648

MarineMax, Inc.*	3,762	62,788

Monro, Inc.	5,882	459,972

Murphy USA, Inc.*	5,240	613,080

National Vision Holdings, Inc.*	14,110	457,587

Office Depot, Inc.	98,790	270,685

Party City Holdco, Inc.* (a)	9,928	23,232

Rent-A-Center, Inc.	8,810	254,080

RH*	2,979	636,016

RTW RetailWinds, Inc.*	5,437	4,355

	Shares	Value ($)

Sally Beauty Holdings, Inc.*	21,634	394,821

Shoe Carnival, Inc. (a)	1,661	61,922

Signet Jewelers Ltd.	9,285	201,856

Sleep Number Corp.*	5,010	246,692

Sonic Automotive, Inc. “A”	4,272	132,432

Sportsman’s Warehouse Holdings, Inc.*	7,441	59,751

Tailored Brands, Inc. (a)	9,098	37,666

The Buckle, Inc. (a)	5,139	138,959

The Children’s Place, Inc. (a)	2,785	174,118

The Container Store Group, Inc.*	2,885	12,175

The Michaels Companies, Inc.*	15,360	124,262

Tilly’s, Inc. “A”	3,823	46,832

Winmark Corp.	425	84,278

Zumiez, Inc.*	3,542	122,341

		9,535,851

Textiles, Apparel & Luxury Goods 1.0%

Centric Brands, Inc.*	3,062	6,645

Crocs, Inc.*	12,397	519,310

Culp, Inc.	2,036	27,730

Deckers Outdoor Corp.*	5,051	852,912

Delta Apparel, Inc.*	1,158	36,014

Fossil Group, Inc.*	8,665	68,280

G-III Apparel Group Ltd.*	7,866	263,511

Kontoor Brands, Inc.*	8,011	336,382

Movado Group, Inc.	2,679	58,241

Oxford Industries, Inc.	3,006	226,713

Rocky Brands, Inc.	1,302	38,318

Steven Madden Ltd.	15,075	648,376

Superior Group of Company, Inc.	1,996	27,026

Unifi, Inc.*	2,631	66,459

Vera Bradley, Inc.*	3,753	44,285

Vince Holding Corp.*	581	10,057

Wolverine World Wide, Inc.	14,257	481,031

		3,711,290

Consumer Staples 3.0%
Beverages 0.3%

Celsius Holdings, Inc.*	4,260	20,576

Coca-Cola Bottling Co. Consolidated	854	242,579

Craft Brew Alliance, Inc.*	2,104	34,716

MGP Ingredients, Inc. (a)	2,349	113,809

National Beverage Corp.* (a)	2,161	110,254

New Age Beverages Corp.* (a)	13,362	24,319

Primo Water Corp.*	6,463	72,547

The Boston Beer Co., Inc. “A”*	1,504	568,286

		1,187,086

Food & Staples Retailing 0.7%

BJ’s Wholesale Club Holdings, Inc.*	20,061	456,187

HF Foods Group, Inc.*	1,393	27,164

Ingles Markets, Inc. “A”	2,582	122,671

Natural Grocers by Vitamin Cottage, Inc.	1,700	16,779

Performance Food Group Co.*	18,533	954,079

PriceSmart, Inc.	4,024	285,784

Rite Aid Corp.* (a)	9,731	150,539

SpartanNash Co.	6,455	91,919

The Andersons, Inc.	5,604	141,669

The Chefs’ Warehouse, Inc.*	4,343	165,512

United Natural Foods, Inc.*	9,533	83,509

Village Super Market, Inc. “A”	1,322	30,670

The accompanying notes are an integral part of the financial statements.

8	|	DWS Small Cap Index VIP

	Shares	Value ($)

Weis Markets, Inc.	1,623	65,715

		2,592,197

Food Products 1.3%

Alico, Inc.	753	26,980

B&G Foods, Inc. (a)	11,258	201,856

Bridgford Foods Corp.*	322	7,982

Cal-Maine Foods, Inc.	5,637	240,982

Calavo Growers, Inc.	2,890	261,805

Darling Ingredients, Inc.*	29,528	829,146

Farmer Brothers Co.*	1,808	27,229

Fresh Del Monte Produce, Inc.	5,587	195,433

Freshpet, Inc.*	6,170	364,585

Hostess Brands, Inc.*	21,583	313,817

J & J Snack Foods Corp.	2,710	499,372

John B. Sanfilippo & Son, Inc.	1,543	140,845

Lancaster Colony Corp.	3,403	544,820

Landec Corp.*	4,873	55,114

Limoneira Co.	2,927	56,286

Sanderson Farms, Inc.	3,583	631,396

Seneca Foods Corp. “A”*	1,255	51,192

Simply Good Foods Co.*	14,761	421,279

Tootsie Roll Industries, Inc.	2,895	98,835

		4,968,954

Household Products 0.2%

Central Garden & Pet Co.*	1,894	58,847

Central Garden & Pet Co. “A”*	7,559	221,932

Oil-Dri Corp. of America	930	33,713

WD-40 Co.	2,458	477,196

		791,688

Personal Products 0.3%

Bellring Brands, Inc.*	7,136	151,925

Edgewell Personal Care Co.*	9,695	300,157

elf Beauty, Inc.*	4,846	78,166

Inter Parfums, Inc.	3,142	228,455

Lifevantage Corp.*	2,581	40,289

Medifast, Inc. (a)	1,977	216,640

Nature’s Sunshine Products, Inc.*	1,427	12,743

Revlon, Inc. “A”* (a)	1,271	27,225

USANA Health Sciences, Inc.*	2,284	179,408

Youngevity International, Inc.* (a)	1,522	4,962

		1,239,970

Tobacco 0.2%

22nd Century Group, Inc.*	22,026	24,229

Pyxus International, Inc.*	1,641	14,670

Turning Point Brands, Inc.	1,528	43,701

Universal Corp.	4,361	248,839

Vector Group Ltd.	20,011	267,947

		599,386

Energy 3.1%
Energy Equipment & Services 1.0%

Archrock, Inc.	23,285	233,781

Cactus, Inc. “A”	8,537	292,990

Covia Holdings Corp.*	8,367	17,069

Diamond Offshore Drilling, Inc.* (a)	11,403	81,988

DMC Global, Inc.	2,500	112,350

Dril-Quip, Inc.*	6,531	306,369

Era Group, Inc.*	3,183	32,371

Exterran Corp.*	5,668	44,380

Forum Energy Technologies, Inc.*	14,836	24,925

	Shares	Value ($)

Frank’s International NV*	18,955	97,997

FTS International, Inc.*	6,849	7,123

Geospace Technologies Corp.*	2,439	40,902

Helix Energy Solutions Group, Inc.*	25,845	248,887

Independence Contract Drilling, Inc.*	8,662	8,634

KLX Energy Services Holdings, Inc.*	3,918	25,232

Liberty Oilfield Services, Inc. “A”	9,499	105,629

Mammoth Energy Services, Inc.	2,252	4,954

Matrix Service Co.*	4,933	112,867

McDermott International, Inc.* (a)	33,351	22,565

Nabors Industries Ltd.	63,593	183,148

National Energy Services Reunited Corp.*	4,379	39,937

Natural Gas Services Group*	2,307	28,284

NCS Multistage Holdings, Inc.*	1,648	3,461

Newpark Resources, Inc.*	15,711	98,508

NexTier Oilfield Solutions, Inc.*	28,879	193,489

Nine Energy Service, Inc.*	2,961	23,155

Noble Corp. PLC*	42,122	51,389

Oceaneering International, Inc.*	18,012	268,559

Oil States International, Inc.*	10,756	175,430

Pacific Drilling SA*	5,514	22,497

Parker Drilling Co.*	1,718	38,655

ProPetro Holding Corp.*	14,174	159,458

RigNet, Inc.*	2,512	16,579

RPC, Inc.	10,105	52,950

SEACOR Holdings, Inc.*	3,122	134,714

SEACOR Marine Holdings, Inc.*	3,550	48,955

Seadrill Ltd.* (a)	10,816	27,473

Select Energy Services, Inc. “A”*	10,567	98,062

Smart Sand, Inc.*	4,246	10,700

Solaris Oilfield Infrastructure, Inc. “A”	5,366	75,124

TETRA Technologies, Inc.*	22,865	44,815

Tidewater, Inc.*	7,191	138,643

U.S. Silica Holdings, Inc.	13,188	81,106

U.S. Well Services, Inc.*	3,687	6,968

		3,843,072

Oil, Gas & Consumable Fuels 2.1%

Abraxas Petroleum Corp.*	28,532	10,018

Altus Midstream Co. “A”* (a)	9,286	26,558

Amplify Energy Corp.	2,781	18,382

Arch Coal, Inc. “A”	2,640	189,394

Ardmore Shipping Corp.*	5,527	50,019

Berry Petroleum Corp.	11,283	106,399

Bonanza Creek Energy, Inc.*	3,456	80,663

Brigham Minerals, Inc. “A”	2,964	63,548

California Resources Corp.* (a)	8,735	78,877

Callon Petroleum Co.*	69,609	336,211

Chaparral Energy, Inc. “A”*	5,732	10,088

Clean Energy Fuels Corp.*	25,303	59,209

CNX Resources Corp.*	33,323	294,909

Comstock Resources, Inc.* (a)	2,778	22,863

CONSOL Energy, Inc.*	4,093	59,389

Contura Energy, Inc.*	3,427	31,014

CVR Energy, Inc.	5,262	212,743

Delek U.S. Holdings, Inc.	13,166	441,456

Denbury Resources, Inc.*	86,203	121,546

DHT Holdings, Inc.	16,332	135,229

Diamond S Shipping, Inc.*	4,053	67,847

Dorian LPG Ltd.*	5,169	80,016

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	9

	Shares	Value ($)

Earthstone Energy, Inc. “A”*	3,413	21,604

Energy Fuels, Inc.* (a)	17,075	32,613

Evolution Petroleum Corp.	5,348	29,254

Extraction Oil & Gas, Inc.* (a)	15,007	31,815

Falcon Minerals Corp.	7,120	50,267

GasLog Ltd.	7,038	68,902

Golar LNG Ltd.	17,225	244,939

Goodrich Petroleum Corp.*	1,605	16,114

Green Plains, Inc.	5,906	91,130

Gulfport Energy Corp.*	28,635	87,050

Hallador Energy Co.	4,074	12,100

HighPoint Resources Corp.*	20,079	33,934

International Seaways, Inc.*	4,431	131,867

Jagged Peak Energy, Inc.* (a)	11,591	98,408

Laredo Petroleum, Inc.*	33,379	95,798

Magnolia Oil & Gas Corp. “A”*	18,226	229,283

Matador Resources Co.*	20,102	361,233

Montage Resources Corp.*	3,954	31,395

NACCO Industries, Inc. “A”	660	30,908

NextDecade Corp*	2,234	13,717

Nordic American Tankers Ltd.	25,289	124,422

Northern Oil & Gas, Inc.*	53,138	124,343

Oasis Petroleum, Inc.*	58,101	189,409

Overseas Shipholding Group, Inc. “A”*	10,716	24,647

Panhandle Oil & Gas, Inc. “A”	2,953	33,103

Par Pacific Holdings, Inc.*	6,466	150,270

PDC Energy, Inc.*	11,222	293,680

Peabody Energy Corp.	11,159	101,770

Penn Virginia Corp.*	2,508	76,118

PrimeEnergy Resources Corp.*	96	14,521

QEP Resources, Inc.	43,528	195,876

Renewable Energy Group, Inc.*	6,701	180,592

REX American Resources Corp.*	977	80,075

Ring Energy, Inc.*	9,791	25,848

Rosehill Resources, Inc.*	1,938	2,481

SandRidge Energy, Inc.*	5,580	23,659

Scorpio Tankers, Inc.	7,988	314,248

SFL Corp. Ltd.	14,708	213,854

SilverBow Resources, Inc.*	1,315	13,018

SM Energy Co.	20,334	228,554

Southwestern Energy Co.*	98,776	239,038

SRC Energy, Inc.*	43,886	180,810

Talos Energy, Inc.*	3,473	104,711

Teekay Corp.	12,360	65,755

Teekay Tankers Ltd.*	4,265	102,232

Tellurian, Inc.* (a)	16,903	123,054

Unit Corp.*	9,955	6,925

Uranium Energy Corp.*	34,451	31,667

W&T Offshore, Inc.*	16,444	91,429

Whiting Petroleum Corp.* (a)	16,658	122,270

World Fuel Services Corp.	11,582	502,890

		8,189,978

Financials 17.4%
Banks 9.6%

1st Constitution Bancorp.	1,724	38,152

1st Source Corp.	2,488	129,077

ACNB Corp.	1,281	48,447

Allegiance Bancshares, Inc.*	3,460	130,096

Amalgamated Bank “A”	2,558	49,753

Amerant Bancorp, Inc.*	3,574	77,877

American National Bankshares, Inc.	1,852	73,284

	Shares	Value ($)

Ameris Bancorp.	10,992	467,600

Ames National Corp.	1,708	47,926

Arrow Financial Corp.	2,305	87,129

Atlantic Capital Bancshares, Inc.*	3,831	70,299

Atlantic Union Bankshares Corp.	14,199	533,172

Banc of California, Inc.	8,051	138,316

BancFirst Corp.	3,357	209,611

BancorpSouth Bank	17,574	551,999

Bank First Corp. (a)	1,066	74,631

Bank of Commerce Holdings	3,356	38,829

Bank of Marin Bancorp.	2,360	106,318

Bank of NT Butterfield & Son Ltd.	10,022	371,014

Bank of Princeton	1,086	34,198

Bank7 Corp.	588	11,148

BankFinancial Corp.	2,098	27,442

Bankwell Financial Group, Inc.	1,267	36,540

Banner Corp.	6,236	352,895

Bar Harbor Bankshares	2,785	70,711

Baycom Corp.*	2,093	47,595

BCB Bancorp., Inc.	2,455	33,854

Berkshire Hills Bancorp., Inc.	7,897	259,653

Boston Private Financial Holdings, Inc.	14,885	179,067

Bridge Bancorp., Inc.	3,014	101,059

Brookline Bancorp., Inc.	14,076	231,691

Bryn Mawr Bank Corp.	3,613	149,000

Business First Bancshares, Inc.	2,304	57,439

Byline Bancorp., Inc.	4,066	79,572

C&F Financial Corp.	613	33,917

Cadence BanCorp.	22,461	407,218

Cambridge Bancorp. (a)	792	63,479

Camden National Corp.	2,720	125,283

Capital Bancorp. Inc*	1,557	23,184

Capital City Bank Group, Inc.	2,479	75,610

Capstar Financial Holdings, Inc.	2,692	44,822

Carolina Financial Corp.	4,202	181,652

Carter Bank & Trust*	3,961	93,955

Cathay General Bancorp.	13,728	522,350

CBTX, Inc.	3,129	97,374

CenterState Bank Corp.	21,399	534,547

Central Pacific Financial Corp.	4,955	146,569

Central Valley Community Bancorp.	1,861	40,328

Century Bancorp., Inc. “A”	520	46,779

Chemung Financial Corp.	703	29,878

Citizens & Northern Corp.	2,289	64,664

City Holding Co.	2,887	236,590

Civista Bancshares, Inc.	2,832	67,968

CNB Financial Corp.	2,480	81,046

Coastal Financial Corp.*	1,496	24,639

Codorus Valley Bancorp., Inc.	1,807	41,615

Colony Bankcorp, Inc.	1,369	22,589

Columbia Banking System, Inc.	12,775	519,751

Community Bank System, Inc.	9,142	648,533

Community Bankers Trust Corp.	3,937	34,961

Community Financial Corp.	915	32,547

Community Trust Bancorp., Inc.	2,840	132,458

ConnectOne Bancorp., Inc.	5,904	151,851

CrossFirst Bankshares, Inc.*	1,227	17,693

Customers Bancorp., Inc.*	5,153	122,693

CVB Financial Corp.	24,112	520,337

Dime Community Bancshares	5,852	122,248

Eagle Bancorp., Inc.	5,787	281,422

Enterprise Bancorp., Inc.	1,681	56,935

The accompanying notes are an integral part of the financial statements.

10	|	DWS Small Cap Index VIP

	Shares	Value ($)

Enterprise Financial Services Corp.	4,437	213,908

Equity Bancshares, Inc. “A”*	2,788	86,066

Esquire Financial Holdings, Inc.*	1,121	29,224

Evans Bancorp., Inc.	846	33,925

Farmers & Merchants Bancorp., Inc. (a)	1,862	56,139

Farmers National Banc Corp.	4,606	75,170

FB Financial Corp.	3,023	119,681

Fidelity D&D Bancorp, Inc.	532	33,096

Financial Institutions, Inc.	2,841	91,196

First BanCorp.	38,578	408,541

First BanCorp. — North Carolina	5,248	209,448

First Bancorp., Inc.	1,840	55,623

First Bancshares, Inc.	3,005	106,738

First Bank	3,074	33,968

First Busey Corp.	9,258	254,595

First Business Financial Services, Inc.	1,532	40,338

First Capital, Inc.	597	43,581

First Choice Bancorp.	1,884	50,793

First Commonwealth Financial Corp.	17,707	256,929

First Community Bancshares, Inc.	2,818	87,414

First Financial Bancorp.	17,602	447,795

First Financial Bankshares, Inc.	23,361	819,971

First Financial Corp. — Indiana	2,393	109,408

First Financial Northwest, Inc.	1,554	23,217

First Foundation, Inc.	7,094	123,436

First Guaranty Bancshares, Inc.	928	20,203

First Internet Bancorp.	1,792	42,488

First Interstate BancSystem, Inc. “A”	6,851	287,194

First Merchants Corp.	9,800	407,582

First Mid-Illinois Bancshares, Inc.	2,536	89,394

First Midwest Bancorp., Inc.	19,227	443,375

First Northwest Bancorp.	1,649	29,896

First of Long Island Corp.	4,155	104,207

Flushing Financial Corp.	4,698	101,500

FNCB Bancorp, Inc.	3,161	26,710

Franklin Financial Network, Inc.	2,430	83,422

Franklin Financial Services Corp.	769	29,753

Fulton Financial Corp.	28,343	494,019

FVCBankcorp, Inc.*	2,234	39,028

German American Bancorp., Inc.	4,397	156,621

Glacier Bancorp., Inc.	15,617	718,226

Great Southern Bancorp., Inc.	2,026	128,286

Great Western Bancorp., Inc.	10,256	356,293

Guaranty Bancshares, Inc.	1,517	49,879

Hancock Whitney Corp.	15,440	677,507

Hanmi Financial Corp.	5,511	110,192

Harborone Bancorp, Inc.*	4,860	53,411

Hawthorn Bancshares, Inc.	1,043	26,597

HBT Financial, Inc.*	1,571	29,833

Heartland Financial U.S.A., Inc.	6,270	311,870

Heritage Commerce Corp.	9,540	122,398

Heritage Financial Corp.	6,528	184,742

Hilltop Holdings, Inc.	12,432	309,930

Home Bancshares, Inc.	28,062	551,699

HomeTrust Bancshares, Inc.	2,923	78,424

Hope Bancorp., Inc.	21,842	324,572

Horizon Bancorp, Inc.	6,491	123,329

Howard Bancorp., Inc.*	2,459	41,508

IBERIABANK Corp.	9,377	701,681

Independent Bank Corp.	5,964	496,503

	Shares	Value ($)

Independent Bank Corp./Michigan	3,769	85,368

Independent Bank Group, Inc.	6,432	356,590

International Bancshares Corp.	10,066	433,543

Investar Holding Corp.	1,810	43,440

Investors Bancorp., Inc.	40,601	483,761

Lakeland Bancorp., Inc.	8,606	149,572

Lakeland Financial Corp.	4,372	213,922

LCNB Corp.	2,301	44,409

Level One Bancorp, Inc.	921	23,172

Live Oak Bancshares, Inc. (a)	4,693	89,214

Macatawa Bank Corp.	4,809	53,524

Mackinac Financial Corp.	1,700	29,682

MainStreet Bancshares, Inc.*	1,307	30,061

Malvern Bancorp., Inc.*	1,433	33,088

Mercantile Bank Corp.	2,794	101,897

Metrocity Bankshares, Inc.	2,790	48,853

Metropolitan Bank Holding Corp.*	1,295	62,458

Mid Penn Bancorp, Inc.	1,273	36,662

Midland States Bancorp., Inc.	4,032	116,767

MidWestOne Financial Group, Inc.	2,192	79,416

MutualFirst Financial, Inc.	1,102	43,716

MVB Financial Corp.	1,640	40,869

National Bank Holdings Corp. “A”	5,326	187,582

National Bankshares, Inc.	1,117	50,187

NBT Bancorp., Inc.	7,735	313,732

Nicolet Bankshares, Inc.*	1,641	121,188

Northeast Bank*	1,409	30,984

Northrim BanCorp., Inc.	1,251	47,913

Norwood Financial Corp.	1,066	41,467

Oak Valley Bancorp.	1,299	25,279

OFG Bancorp.	9,006	212,632

Ohio Valley Banc Corp.	758	30,032

Old National Bancorp.	30,020	549,066

Old Second Bancorp., Inc.	4,930	66,407

Opus Bank	4,041	104,541

Origin Bancorp, Inc.	3,439	130,132

Orrstown Financial Services, Inc.	1,890	42,752

Pacific Mercantile Bancorp.*	3,591	29,159

Pacific Premier Bancorp., Inc.	10,331	336,842

Park National Corp.	2,366	242,231

Parke Bancorp., Inc.	1,664	42,249

PCB Bancorp.	2,369	40,936

Peapack-Gladstone Financial Corp.	3,300	101,970

Penns Woods Bancorp., Inc.	1,300	46,228

People’s Utah Bancorp.	2,909	87,619

Peoples Bancorp. of North Carolina, Inc.	847	27,824

Peoples Bancorp., Inc.	3,276	113,546

Peoples Financial Services Corp.	1,172	59,010

Preferred Bank	2,468	148,302

Premier Financial Bancorp., Inc.	2,273	41,232

QCR Holdings, Inc.	2,564	112,457

RBB Bancorp.	3,002	63,552

Red River Bancshares, Inc.*	826	46,306

Reliant Bancorp., Inc.	1,919	42,679

Renasant Corp.	9,800	347,116

Republic Bancorp., Inc. “A”	1,820	85,176

Republic First Bancorp., Inc.*	8,082	33,783

Richmond Mutual Bancorp., Inc.*	2,366	37,761

S&T Bancorp., Inc.	6,880	277,195

Sandy Spring Bancorp., Inc.	6,370	241,296

SB One Bancorp.	1,564	38,975

Seacoast Banking Corp. of Florida*	9,160	280,021

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	11

	Shares	Value ($)

Select Bancorp, Inc.*	2,366	29,102

ServisFirst Bancshares, Inc.	8,568	322,842

Shore Bancshares, Inc.	2,346	40,727

Sierra Bancorp.	2,653	77,255

Silvergate Capital Corp.*	516	8,210

Simmons First National Corp. “A”	16,976	454,787

SmartFinancial, Inc.	2,347	55,507

South Plains Financial, Inc.	1,692	35,312

South State Corp.	5,940	515,295

Southern First Bancshares, Inc.*	1,305	55,449

Southern National Bancorp. of Virginia, Inc.	3,587	58,647

Southside Bancshares, Inc.	5,748	213,481

Spirit of Texas Bancshares, Inc.*	2,479	57,017

Stock Yards Bancorp., Inc.	3,605	148,021

Summit Financial Group, Inc.	2,091	56,645

The Bancorp., Inc.*	9,257	120,063

Tompkins Financial Corp.	2,585	236,528

TowneBank	12,018	334,341

TriCo Bancshares	4,771	194,705

TriState Capital Holdings, Inc.*	4,260	111,271

Triumph Bancorp., Inc.*	4,273	162,459

Trustmark Corp.	11,551	398,625

UMB Financial Corp.	7,946	545,413

Union Bankshares, Inc.	789	28,609

United Bankshares, Inc.	17,547	678,367

United Community Banks, Inc.	14,149	436,921

United Securities Bancshares	2,548	27,340

Unity Bancorp., Inc.	1,412	31,869

Univest Corp. of Pennsylvania	5,250	140,595

Valley National Bancorp.	69,699	798,054

Veritex Holdings, Inc.	8,954	260,830

Washington Trust Bancorp., Inc.	2,676	143,942

WesBanco, Inc.	11,624	439,271

West Bancorp.	2,677	68,612

Westamerica Bancorp.	4,663	316,012

		37,204,818

Capital Markets 1.4%

Ares Management Corp. “A”	12,856	458,831

Artisan Partners Asset Management, Inc. “A”	8,952	289,329

Assetmark Financial Holdings, Inc.*	2,475	71,824

Associated Capital Group, Inc. “A”	415	16,268

B. Riley Financial, Inc.	3,654	92,008

Blucora, Inc.*	8,576	224,177

Brightsphere Investment Group, Inc.*	11,611	118,664

Cohen & Steers, Inc.	4,135	259,513

Cowen, Inc.*	5,315	83,711

Diamond Hill Investment Group	564	79,219

Donnelley Financial Solution, Inc.*	5,454	57,103

Federated Investors, Inc. “B”	17,382	566,479

Focus Financial Partners, Inc. “A”*	5,443	160,405

Gain Capital Holdings, Inc.	3,505	13,845

GAMCO Investors, Inc. “A”	957	18,652

Greenhill & Co., Inc.	2,892	49,395

Hamilton Lane, Inc. “A”	3,939	234,764

Houlihan Lokey, Inc.	7,607	371,754

INTL. FCStone, Inc.*	2,820	137,701

Ladenburg Thalmann Financial Services, Inc.	21,943	76,362

	Shares	Value ($)

Moelis & Co. “A”	8,489	270,969

Oppenheimer Holdings, Inc. “A”	1,593	43,776

Piper Jaffray Companies, Inc.	2,481	198,331

PJT Partners, Inc. “A”	4,100	185,033

Pzena Investment Management, Inc. “A”	3,077	26,524

Safeguard Scientifics, Inc.	3,490	38,320

Sculptor Capital Management, Inc.	3,112	68,775

Siebert Financial Corp.*	1,389	12,015

Silvercrest Asset Management Group, Inc. “A”	1,608	20,229

Stifel Financial Corp.	11,910	722,341

Value Line, Inc.	187	5,406

Virtus Investment Partners, Inc.	1,158	140,952

Waddell & Reed Financial, Inc. “A” (a)	12,308	205,790

Westwood Holdings Group, Inc.	1,479	43,808

WisdomTree Investments, Inc.	23,939	115,865

		5,478,138

Consumer Finance 0.5%

Curo Group Holdings Corp.*	2,645	32,216

Elevate Credit, Inc.*	3,761	16,736

Encore Capital Group, Inc.*	5,509	194,798

Enova International, Inc.*	5,983	143,951

EZCORP, Inc. “A”*	9,415	64,210

FirstCash, Inc.	7,531	607,225

Green Dot Corp. “A”*	8,672	202,058

Lendingclub Corp.*	12,262	154,746

Medallion Financial Corp.*	3,810	27,699

Nelnet, Inc. “A”	3,268	190,328

Oportun Financial Corp.*	1,243	29,583

PRA Group, Inc.*	8,003	290,509

Regional Management Corp.*	1,560	46,847

World Acceptance Corp.*	969	83,722

		2,084,628

Diversified Financial Services 0.3%

Alerus Financial Corp.	450	10,282

Banco Latinoamericano de Comercio Exterior SA “E”	5,636	120,498

Cannae Holdings, Inc.*	12,119	450,706

FGL Holdings	26,309	280,191

GWG Holdings, Inc.* (a)	642	6,304

Marlin Business Services Corp.	1,586	34,860

On Deck Capital, Inc.*	10,457	43,292

		946,133

Insurance 2.2%

Ambac Financial Group, Inc.*	8,257	178,104

American Equity Investment Life Holding Co.	16,180	484,267

AMERISAFE, Inc.	3,418	225,691

Argo Group International Holdings Ltd.	5,899	387,859

BRP Group, Inc.*	2,669	42,837

Citizens, Inc.* (a)	8,319	56,153

CNO Financial Group, Inc.	26,830	486,428

Crawford & Co. “A”	3,038	34,846

Donegal Group, Inc. “A”	1,923	28,499

eHealth, Inc.*	4,123	396,138

Employers Holdings, Inc.	5,675	236,931

Enstar Group Ltd.*	2,076	429,441

FBL Financial Group, Inc. “A”	1,716	101,124

FedNat Holding, Co.	2,019	33,576

The accompanying notes are an integral part of the financial statements.

12	|	DWS Small Cap Index VIP

	Shares	Value ($)

Genworth Financial, Inc. “A”*	91,216	401,350

Global Indemnity Ltd.	1,537	45,541

Goosehead Insurance, Inc. “A” (a)	2,010	85,224

Greenlight Capital Re Ltd. “A”*	5,111	51,672

Hallmark Financial Services, Inc.*	2,522	44,312

HCI Group, Inc.	1,086	49,576

Health Insurance Innovations, Inc. “A”* (a)	1,801	34,741

Heritage Insurance Holdings, Inc.	4,636	61,427

Horace Mann Educators Corp.	7,425	324,176

Independence Holding Co.	889	37,409

Investors Title Co.	242	38,526

James River Group Holdings Ltd.	5,385	221,916

Kinsale Capital Group, Inc.	3,680	374,109

MBIA, Inc.* (a)	13,058	121,439

National General Holdings Corp.	12,100	267,410

National Western Life Group, Inc. “A”	399	116,061

NI Holdings, Inc.*	1,683	28,948

Palomar Holdings, Inc.*	2,264	114,309

ProAssurance Corp.	9,586	346,438

ProSight Global, Inc.*	1,658	26,744

Protective Insurance Corp. “B”	1,579	25,406

RLI Corp.	7,179	646,254

Safety Insurance Group, Inc.	2,673	247,333

Selective Insurance Group, Inc.	10,523	685,994

State Auto Financial Corp.	3,043	94,394

Stewart Information Services Corp.	4,233	172,664

Third Point Reinsurance Ltd.*	13,552	142,567

Tiptree, Inc.	4,324	35,197

Trupanion, Inc.* (a)	5,121	191,833

United Fire Group, Inc.	3,843	168,054

United Insurance Holdings Corp.	3,590	45,270

Universal Insurance Holdings, Inc.	5,452	152,602

Watford Holdings Ltd.*	3,575	89,947

		8,610,737

Mortgage Real Estate Investment Trusts (REITs) 1.3%

AG Mortgage Investment Trust, Inc.	6,022	92,859

Anworth Mortgage Asset Corp.	18,024	63,445

Apollo Commercial Real Estate Finance, Inc.	27,660	505,901

Ares Commercial Real Estate Corp.	4,796	75,969

Arlington Asset Investment Corp. “A”	6,671	37,158

ARMOUR Residential REIT, Inc.	10,542	188,386

Blackstone Mortgage Trust, Inc. ,“A”	22,675	843,964

Capstead Mortgage Corp.	17,085	135,313

Cherry Hill Mortgage Investment Corp.	2,793	40,750

Colony Credit Real Estate, Inc.	14,495	190,754

Dynex Capital, Inc.	3,692	62,543

Ellington Financial, Inc.	5,297	97,094

Exantas Capital Corp.	5,677	67,045

Granite Point Mortgage Trust, Inc.	9,688	178,065

Great Ajax Corp.	2,898	42,919

Invesco Mortgage Capital, Inc.	25,855	430,486

KKR Real Estate Finance Trust, Inc.	4,446	90,787

Ladder Capital Corp.	18,421	332,315

New York Mortgage Trust, Inc.	47,309	294,735

	Shares	Value ($)

Orchid Island Capital, Inc.	11,280	65,988

PennyMac Mortgage Investment Trust	16,258	362,391

Ready Capital Corp.	5,862	90,392

Redwood Trust, Inc.	20,108	332,586

TPG RE Finance Trust, Inc.	8,986	182,146

Western Asset Mortgage Capital Corp.	9,007	93,042

		4,897,033

Thrifts & Mortgage Finance 2.1%

Axos Financial, Inc.*	10,327	312,702

Bridgewater Bancshares, Inc.*	3,819	52,626

Capitol Federal Financial, Inc.	23,666	324,934

Columbia Financial, Inc.*	9,475	160,506

Entegra Financial Corp.*	1,222	36,856

ESSA Bancorp., Inc.	1,656	28,069

Essent Group Ltd.	17,347	901,871

Federal Agricultural Mortgage Corp. “C”	1,612	134,602

First Defiance Financial Corp.	3,390	106,751

Flagstar Bancorp., Inc.	6,241	238,718

FS Bancorp, Inc.	707	45,100

Greene County Bancorp., Inc.	571	16,439

Hingham Institution for Savings	261	54,862

Home Bancorp., Inc.	1,408	55,179

HomeStreet, Inc.*	4,037	137,258

Kearny Financial Corp.	13,766	190,384

Luther Burbank Corp.	3,695	42,603

Merchants Bancorp.	1,599	31,516

Meridian Bancorp., Inc.	8,641	173,598

Meta Financial Group, Inc.	6,321	230,780

MMA Capital Holdings, Inc.*	909	28,906

Mr Cooper Group, Inc.*	13,533	169,298

NMI Holdings, Inc. “A”*	11,694	388,007

Northfield Bancorp., Inc.	7,852	133,170

Northwest Bancshares, Inc.	18,203	302,716

OceanFirst Financial Corp.	9,826	250,956

Ocwen Financial Corp.*	24,854	34,050

OP Bancorp.	2,318	24,038

PCSB Financial Corp.	2,998	60,709

PennyMac Financial Services, Inc.	4,428	150,729

Pioneer Bancorp. Inc.*	2,013	30,819

Ponce de Leon Federal Bank*	1,616	23,755

Provident Bancorp, Inc.*	1,687	21,003

Provident Financial Holdings, Inc.	1,084	23,740

Provident Financial Services, Inc.	10,707	263,928

Prudential Bancorp., Inc.	1,575	29,185

Radian Group, Inc.	36,301	913,333

Riverview Bancorp., Inc.	3,700	30,377

Southern Missouri Bancorp., Inc.	1,457	55,890

Sterling Bancorp., Inc.	3,148	25,499

Territorial Bancorp., Inc.	1,518	46,967

Timberland Bancorp., Inc.	1,398	41,576

TrustCo Bank Corp.	16,944	146,904

United Community Financial Corp.	8,554	99,740

Walker & Dunlop, Inc.	5,023	324,888

Washington Federal, Inc.	14,178	519,624

Waterstone Financial, Inc.	4,267	81,201

Western New England Bancorp, Inc.	4,291	41,322

WSFS Financial Corp.	9,137	401,937

		7,939,621

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	13

	Shares	Value ($)

Health Care 17.8%
Biotechnology 8.0%

89bio, Inc.*	547	14,381

Abeona Therapeutics, Inc.*	5,806	18,986

ACADIA Pharmaceuticals, Inc.*	20,272	867,236

Acceleron Pharma, Inc.*	8,149	432,060

Achillion Pharmaceuticals, Inc.*	24,569	148,151

Acorda Therapeutics, Inc.*	8,544	17,430

Adamas Pharmaceuticals, Inc.*	4,257	16,134

ADMA Biologics, Inc.*	8,830	35,320

Aduro Biotech, Inc.*	11,642	13,738

Adverum Biotechnologies, Inc.*	9,683	111,548

Aeglea BioTherapeutics, Inc.*	4,819	36,817

Affimed NV*	13,800	37,812

Agenus, Inc.* (a)	19,312	78,600

AgeX Therapeutics, Inc.*	3,932	7,156

Aimmune Therapeutics, Inc.* (a)	7,971	266,789

Akcea Therapeutics, Inc.* (a)	2,318	39,267

Akebia Therapeutics, Inc.*	20,782	131,342

Akero Therapeutics, Inc.* (a)	803	17,823

Albireo Pharma, Inc.*	1,907	48,476

Aldeyra Therapeutics, Inc.*	4,070	23,647

Alector, Inc.*	5,351	92,198

Allakos, Inc.* (a)	3,485	332,330

Allogene Therapeutics, Inc.* (a)	7,022	182,432

AMAG Pharmaceuticals, Inc.* (a)	5,897	71,766

Amicus Therapeutics, Inc.*	46,400	451,936

AnaptysBio, Inc.*	4,467	72,589

Anavex Life Sciences Corp.* (a)	7,924	20,523

Anika Therapeutics, Inc.*	2,410	124,958

Apellis Pharmaceuticals, Inc.*	8,762	268,292

Applied Therapeutics, Inc.*	1,168	31,863

Aprea Therapeutics, Inc.*	1,170	53,691

Arcus Biosciences, Inc.*	6,084	61,448

Ardelyx, Inc.*	8,100	60,790

Arena Pharmaceuticals, Inc.*	9,147	415,457

ArQule, Inc.*	20,005	399,300

Arrowhead Pharmaceuticals, Inc.*	16,799	1,065,561

Assembly Biosciences, Inc.*	4,004	81,922

Atara Biotherapeutics, Inc.*	9,131	150,388

Athenex, Inc.*	12,124	185,133

Athersys, Inc.* (a)	23,640	29,077

Atreca, Inc.*	1,090	16,862

Audentes Therapeutics, Inc.*	8,082	483,627

Avid Bioservices, Inc.*	10,374	79,569

Avrobio, Inc.*	3,670	73,877

Axcella Health, Inc.*	543	2,177

Baudax Bio, Inc.*	1,421	9,833

Beyondspring, Inc.*	2,485	38,518

BioCryst Pharmaceuticals, Inc.*	26,622	91,846

Biohaven Pharmaceutical Holding Co., Ltd.*	6,991	380,590

BioSpecifics Technologies Corp.*	1,063	60,527

Bioxcel Therapeutics, Inc.*	1,113	16,261

Blueprint Medicines Corp.*	8,787	703,927

Bridgebio Pharma, Inc.* (a)	4,010	140,550

Cabaletta Bio, Inc.*	1,204	16,820

Calithera Biosciences, Inc.*	8,443	48,210

Calyxt, Inc.*	1,724	12,085

CareDx, Inc.*	7,434	160,351

CASI Pharmaceuticals, Inc.*	9,558	29,534

Castle Biosciences, Inc.*	634	21,791

Catalyst Pharmaceuticals, Inc.*	17,215	64,556

CEL-SCI Corp*	4,869	44,551

	Shares	Value ($)

Celcuity, Inc.*	1,097	11,672

Cellular Biomedicine Group, Inc.*	2,118	34,396

Checkpoint Therapeutics, Inc.*	4,256	7,320

ChemoCentryx, Inc.*	7,333	290,020

Chimerix, Inc.*	9,756	19,805

Clovis Oncology, Inc.* (a)	8,699	90,687

Coherus Biosciences, Inc.*	11,289	203,258

Concert Pharmaceuticals, Inc.*	3,953	36,466

Constellation Pharmaceuticals, Inc.*	2,696	127,009

Corbus Pharmaceuticals Holdings, Inc.* (a)	10,962	59,853

Cortexyme, Inc.* (a)	2,047	114,919

Crinetics Pharmaceuticals, Inc.*	2,040	51,184

Cue Biopharma, Inc.*	3,329	52,848

Cyclerion Therapeutics, Inc.*	4,363	11,867

Cytokinetics, Inc.*	9,748	103,426

CytomX Therapeutics, Inc.*	7,829	65,059

Deciphera Pharmaceuticals, Inc.*	3,563	221,761

Denali Therapeutics, Inc.*	8,661	150,875

Dicerna Pharmaceuticals, Inc.*	9,297	204,813

Dynavax Technologies Corp.* (a)	14,608	83,558

Eagle Pharmaceuticals, Inc.*	1,639	98,471

Editas Medicine, Inc.*	9,339	276,528

Eidos Therapeutics, Inc.*	2,078	119,256

Eiger BioPharmaceuticals, Inc.*	4,323	64,413

Emergent BioSolutions, Inc.*	8,213	443,091

Enanta Pharmaceuticals, Inc.*	3,124	193,001

Enochian Biosciences, Inc.* (a)	2,438	12,239

Epizyme, Inc.*	14,058	345,827

Esperion Therapeutics, Inc.*	4,542	270,839

Evelo Biosciences, Inc.*	2,496	10,134

Fate Therapeutics, Inc.*	10,936	214,018

FibroGen, Inc.*	14,146	606,722

Five Prime Therapeutics, Inc.*	6,656	30,551

Flexion Therapeutics, Inc.* (a)	6,269	129,768

Forty Seven, Inc.*	3,986	156,929

Frequency Therapeutics, Inc.*	1,059	18,564

G1 Therapeutics, Inc.*	6,088	160,906

Galectin Therapeutics, Inc.*	7,728	22,102

Galera Therapeutics, Inc.*	565	7,435

Geron Corp.*	33,517	45,583

Global Blood Therapeutics, Inc.*	10,425	828,683

GlycoMimetics, Inc.*	5,874	31,073

Gossamer Bio, Inc.*	7,638	119,382

Gritstone Oncology, Inc.*	4,603	41,289

Halozyme Therapeutics, Inc.*	25,913	459,437

Harpoon Therapeutics, Inc.*	1,094	16,180

Heron Therapeutics, Inc.*	15,157	356,189

Homology Medicines, Inc.*	4,491	92,964

Hookipa Pharma, Inc.*	1,786	21,843

IGM Biosciences, Inc.*	898	34,268

ImmunoGen, Inc.*	25,566	130,514

Immunomedics, Inc.*	31,493	666,392

Inovio Pharmaceuticals, Inc.* (a)	17,050	56,265

Insmed, Inc.*	15,888	379,405

Intellia Therapeutics, Inc.* (a)	6,870	100,783

Intercept Pharmaceuticals, Inc.*	4,552	564,084

Intrexon Corp.* (a)	12,708	69,640

Invitae Corp.* (a)	15,645	252,354

Iovance Biotherapeutics, Inc.*	21,104	584,159

Ironwood Pharmaceuticals, Inc.*	27,585	367,156

Jounce Therapeutics, Inc.*	2,760	24,095

Kadmon Holdings, Inc.* (a)	28,210	127,791

The accompanying notes are an integral part of the financial statements.

14	|	DWS Small Cap Index VIP

	Shares	Value ($)

KalVista Pharmaceuticals, Inc.*	2,157	38,416

Karuna Therapeutics, Inc.*	764	57,560

Karyopharm Therapeutics, Inc.*	10,577	202,761

Kezar Life Sciences, Inc.*	2,871	11,513

Kindred Biosciences, Inc.*	6,155	52,194

Kiniksa Pharmaceuticals Ltd. “A”*	2,577	28,502

Kodiak Sciences, Inc.*	4,187	301,255

Krystal Biotech, Inc.*	1,871	103,616

Kura Oncology, Inc.*	6,045	83,119

La Jolla Pharmaceutical Co.*	4,075	16,015

Lexicon Pharmaceuticals, Inc.*	7,485	31,063

Ligand Pharmaceuticals, Inc.*	3,085	321,735

Lineage Cell Therapeutics, Inc.*	19,721	17,552

LogicBio Therapeutics, Inc.*	1,472	10,598

MacroGenics, Inc.*	8,532	92,828

Madrigal Pharmaceuticals, Inc.*	1,402	127,736

Magenta Therapeutics, Inc.*	3,598	54,546

MannKind Corp.* (a)	34,601	44,635

Marker Therapeutics, Inc.*	5,003	14,409

Medicines Co.* (a)	13,595	1,154,759

MediciNova, Inc.*	7,646	51,534

MEI Pharma, Inc.*	12,566	31,164

MeiraGTx Holdings PLC*	2,883	57,718

Mersana Therapeutics, Inc.*	6,635	38,019

Millendo Therapeutics, Inc.*	1,731	11,667

Minerva Neurosciences, Inc.*	5,484	38,991

Mirati Therapeutics, Inc.*	4,903	631,801

Mirum Pharmaceuticals, Inc.*	350	8,582

Molecular Templates, Inc.*	3,153	44,095

Momenta Pharmaceuticals, Inc.*	17,922	353,601

Morphic Holding, Inc.*	825	14,157

Mustang Bio, Inc.*	5,138	20,963

Myriad Genetics, Inc.*	12,894	351,104

Natera, Inc.*	11,240	378,676

Neon Therapeutics, Inc.*	2,468	2,912

NextCure, Inc.*	2,543	143,247

Novavax, Inc.* (a)	4,328	17,225

Oncocyte Corp.*	3,973	8,939

OPKO Health, Inc.* (a)	70,524	103,670

Organogenesis Holdings, Inc.*	1,949	9,375

Oyster Point Pharma, Inc.*	1,036	25,320

Palatin Technologies, Inc.* (a)	36,862	28,833

PDL BioPharma, Inc.*	20,120	65,289

Pfenex, Inc.*	5,552	60,961

PhaseBio Pharmaceuticals, Inc.*	2,535	15,489

Pieris Pharmaceuticals, Inc.*	8,549	30,947

PolarityTE, Inc.* (a)	2,587	6,726

Portola Pharmaceuticals, Inc.*	13,776	328,971

Precision BioSciences, Inc.*	6,473	89,910

Prevail Therapeutics, Inc.*	1,256	19,882

Principia Biopharma, Inc.*	3,315	181,596

Progenics Pharmaceuticals, Inc.*	16,249	82,707

Protagonist Therapeutics, Inc.*	2,800	19,740

Prothena Corp. PLC*	6,903	109,274

PTC Therapeutics, Inc.*	10,897	523,383

Puma Biotechnology, Inc.*	5,734	50,173

Ra Pharmaceuticals, Inc.*	6,201	291,013

Radius Health, Inc.*	8,158	164,465

RAPT Therapeutics, Inc.*	307	8,476

REGENXBIO, Inc.*	6,069	248,647

Replimune Group, Inc.*	2,057	29,518

Retrophin, Inc.*	7,465	106,003

Rhythm Pharmaceuticals, Inc.*	5,288	121,412

Rigel Pharmaceuticals, Inc.*	30,323	64,891

	Shares	Value ($)

Rocket Pharmaceuticals, Inc.*	5,495	125,066

Rubius Therapeutics, Inc.* (a)	6,158	58,501

Sangamo Therapeutics, Inc.*	20,879	174,757

Savara, Inc.* (a)	5,281	23,659

Scholar Rock Holding Corp.*	2,886	38,037

Seres Therapeutics, Inc.*	6,353	21,918

Solid Biosciences, Inc.*	3,463	15,410

Sorrento Therapeutics, Inc.* (a)	22,186	74,989

Spectrum Pharmaceuticals, Inc.*	20,078	73,084

Spero Therapeutics, Inc.*	1,891	18,182

SpringWorks Therapeutics*	1,886	72,592

Stemline Therapeutics, Inc.*	7,979	84,817

Stoke Therapeutics, Inc.*	1,603	45,397

Sutro Biopharma, Inc.*	2,010	22,110

Syndax Pharmaceuticals, Inc.*	3,711	32,583

Synlogic, Inc.*	2,897	7,474

Synthorx, Inc.*	1,677	117,206

Syros Pharmaceuticals, Inc.*	6,399	44,217

TCR2 Therapeutics, Inc.*	2,057	29,374

TG Therapeutics, Inc.*	15,544	172,538

Tocagen, Inc.*	3,709	1,978

Translate Bio, Inc.*	6,316	51,412

Turning Point Therapeutics, Inc.*	4,993	311,014

Twist Bioscience Corp.*	4,061	85,281

Tyme Technologies, Inc.* (a)	10,890	15,246

Ultragenyx Pharmaceutical, Inc.*	9,809	418,942

UNITY Biotechnology, Inc.*	5,127	36,966

UroGen Pharma Ltd.*	3,335	111,289

Vanda Pharmaceuticals, Inc.*	9,322	152,974

VBI Vaccines, Inc.*	15,486	21,371

Veracyte, Inc.*	8,540	238,437

Vericel Corp.*	7,909	137,617

Viela Bio, Inc.*	990	26,879

Viking Therapeutics, Inc.* (a)	11,483	92,094

Vir Biotechnology, Inc.*	1,320	16,599

Voyager Therapeutics, Inc.*	4,299	59,971

X4 Pharmaceuticals, Inc.*	2,077	22,224

XBiotech, Inc.* (a)	3,468	64,730

Xencor, Inc.*	8,459	290,905

Y-mAbs Therapeutics, Inc.*	4,272	133,500

ZIOPHARM Oncology, Inc.* (a)	28,949	136,639

		30,935,405

Health Care Equipment & Supplies 3.8%

Accuray, Inc.*	16,213	45,721

Alphatec Holdings, Inc.*	6,539	46,394

AngioDynamics, Inc.*	6,550	104,866

Antares Pharma, Inc.*	28,531	134,096

Apyx Medical Corp.*	6,141	51,953

AtriCure, Inc.*	6,858	222,954

Atrion Corp.	255	191,633

Avanos Medical, Inc.*	8,446	284,630

AxoGen, Inc.*	6,054	108,306

Axonics Modulation Technologies, Inc.* (a)	2,742	75,981

BioLife Solutions, Inc.*	1,230	19,901

BioSig Technologies, Inc.*	2,887	17,091

Cardiovascular Systems, Inc.*	6,276	304,951

Cerus Corp.*	24,337	102,702

ConforMIS, Inc.*	11,793	17,690

CONMED Corp.	4,904	548,414

CryoLife, Inc.*	6,627	179,525

CryoPort, Inc.*	5,605	92,258

Cutera, Inc.*	2,534	90,743

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	15

	Shares	Value ($)

CytoSorbents Corp.*	6,162	23,724

ElectroCore, Inc.* (a)	2,066	3,285

GenMark Diagnostics, Inc.*	10,167	48,903

Glaukos Corp.*	6,989	380,691

Globus Medical, Inc. “A”*	13,692	806,185

Haemonetics Corp.*	9,220	1,059,378

Heska Corp.*	1,229	117,910

Inogen, Inc.*	3,318	226,719

Integer Holdings Corp.*	5,873	472,365

IntriCon, Corp.*	1,565	28,170

Invacare Corp.	6,316	56,970

iRadimed Corp.*	898	20,995

iRhythm Technologies, Inc.*	4,756	323,836

Lantheus Holdings, Inc.*	6,931	142,155

LeMaitre Vascular, Inc.	2,840	102,098

LivaNova PLC*	8,736	658,957

Meridian Bioscience, Inc.	7,763	75,845

Merit Medical Systems, Inc.*	9,667	301,804

Mesa Laboratories, Inc.	719	179,319

Misonix, Inc.*	1,354	25,198

Natus Medical, Inc.*	6,057	199,820

Neogen Corp.*	9,213	601,240

Neuronetics, Inc.*	2,597	11,661

Nevro Corp.*	5,377	632,013

Novocure Ltd.*	15,633	1,317,393

NuVasive, Inc.*	9,333	721,814

OraSure Technologies, Inc.*	10,882	87,383

Orthofix Medical, Inc.*	3,255	150,316

OrthoPediatrics Corp.*	1,617	75,983

Pulse Biosciences, Inc.*	2,158	28,939

Quidel Corp.*	6,378	478,541

Rockwell Medical, Inc.*	10,285	25,095

RTI Surgical, Inc.*	10,287	28,186

SeaSpine Holdings Corp.*	3,080	36,991

Senseonics Holdings, Inc.* (a)	19,640	17,990

Shockwave Medical, Inc.*	4,584	201,329

SI-BONE, Inc.*	2,960	63,640

Sientra, Inc.*	6,752	60,363

Silk Road Medical, Inc.*	2,890	116,698

Soliton, Inc.* (a)	1,120	12,298

STAAR Surgical Co.*	7,934	279,039

SurModics, Inc.*	2,401	99,473

Tactile Systems Technology, Inc.*	3,285	221,770

Tandem Diabetes Care, Inc.*	10,077	600,690

TransEnterix, Inc.* (a)	2,615	3,844

TransMedics Group, Inc.*	2,544	48,361

Utah Medical Products, Inc.	612	66,035

Vapotherm, Inc.*	2,521	30,655

Varex Imaging Corp.*	6,837	203,811

ViewRay, Inc.*	12,383	52,256

Wright Medical Group NV*	22,702	691,957

Zynex, Inc.* (a)	2,874	22,618

		14,882,518

Health Care Providers & Services 2.2%

Addus HomeCare Corp.*	2,250	218,745

Amedisys, Inc.*	5,645	942,263

American Renal Associates Holdings, Inc.*	3,389	35,144

AMN Healthcare Services, Inc.*	8,326	518,793

Apollo Medical Holdings, Inc.*	1,143	21,043

Avalon GloboCare Corp.* (a)	4,006	7,732

BioTelemetry, Inc.*	5,925	274,327

Brookdale Senior Living, Inc.*	33,446	243,152

	Shares	Value ($)

Catasys, Inc.*	1,304	21,268

Community Health Systems, Inc.*	15,932	46,203

CorVel Corp.*	1,607	140,387

Cross Country Healthcare, Inc.*	6,558	76,204

Diplomat Pharmacy, Inc.*	10,684	42,736

Enzo Biochem, Inc.*	8,562	22,518

Exagen, Inc.*	584	14,834

Genesis Healthcare, Inc.*	14,991	24,585

Hanger, Inc.*	6,455	178,223

HealthEquity, Inc.*	12,459	922,838

LHC Group, Inc.*	5,421	746,797

Magellan Health, Inc.*	3,968	310,496

National Healthcare Corp.	2,208	190,837

National Research Corp. “A”	2,150	141,771

Option Care Health, Inc.*	21,460	80,046

Owens & Minor, Inc.	10,583	54,714

Patterson Companies, Inc.	15,033	307,876

Pennant Group, Inc.*	4,520	149,476

PetIQ, Inc.*	3,405	85,295

Progyny, Inc.* (a)	2,095	57,508

Providence Service Corp.*	2,081	123,154

R1 RCM, Inc.*	18,687	242,557

RadNet, Inc.*	7,464	151,519

Select Medical Holdings Corp.*	19,821	462,622

Surgery Partners, Inc.*	4,424	69,258

Tenet Healthcare Corp.*	18,495	703,365

The Ensign Group, Inc.	9,088	412,323

The Joint Corp.*	2,412	38,930

Tivity Health, Inc.*	8,532	173,584

Triple-S Management Corp. “B”*	4,056	74,995

U.S. Physical Therapy, Inc.	2,246	256,830

		8,584,948

Health Care Technology 1.0%

Allscripts Healthcare Solutions, Inc.*	28,876	283,418

Castlight Health, Inc. “B”*	18,589	24,723

Computer Programs & Systems, Inc.	2,346	61,934

Evolent Health, Inc. “A”*	13,379	121,080

Health Catalyst, Inc.* (a)	1,446	50,176

HealthStream, Inc.*	4,638	126,154

HMS Holdings Corp.*	15,829	468,538

Inovalon Holdings, Inc. “A”*	13,168	247,822

Inspire Medical Systems, Inc.*	2,401	178,178

Livongo Health, Inc.* (a)	2,589	64,880

NextGen Healthcare, Inc.*	9,814	157,711

Omnicell, Inc.*	7,427	606,935

OptimizeRx Corp.*	2,214	22,738

Phreesia, Inc.*	1,819	48,458

Simulations Plus, Inc.	2,244	65,233

Tabula Rasa HealthCare, Inc.* (a)	3,528	171,743

Teladoc Health, Inc.* (a)	12,984	1,087,021

Vocera Communications, Inc.*	5,542	115,052

		3,901,794

Life Sciences Tools & Services 0.9%

Accelerate Diagnostics, Inc.* (a)	4,770	80,613

ChromaDex Corp.* (a)	7,218	31,110

Codexis, Inc.*	9,540	152,545

Fluidigm Corp.*	12,384	43,096

Luminex Corp.	7,538	174,580

Medpace Holdings, Inc.*	4,969	417,694

NanoString Technologies, Inc.*	5,958	165,752

NeoGenomics, Inc.*	17,181	502,544

The accompanying notes are an integral part of the financial statements.

16	|	DWS Small Cap Index VIP

	Shares	Value ($)

Pacific Biosciences of California, Inc.*	25,526	131,204

Personalis, Inc.*	1,565	17,058

Quanterix Corp.*	2,289	54,089

Repligen Corp.*	9,410	870,425

Syneos Health, Inc.*	11,208	666,596

		3,307,306

Pharmaceuticals 1.9%

AcelRx Pharmaceuticals, Inc.*	14,440	30,468

Acer Therapeutics, Inc.*	1,214	4,868

Aclaris Therapeutics, Inc.*	5,273	9,966

Aerie Pharmaceuticals, Inc.* (a)	7,649	184,876

Akorn, Inc.*	17,243	25,865

Amneal Pharmaceuticals, Inc.*	21,168	102,030

Amphastar Pharmaceuticals, Inc.*	6,423	123,900

ANI Pharmaceuticals, Inc.*	1,633	100,707

Arvinas Holding Co. LLC*	3,821	157,005

Assertio Therapeutics, Inc.*	12,185	15,231

Axsome Therapeutics, Inc.* (a)	4,531	468,324

BioDelivery Sciences International, Inc.*	15,041	95,059

Cara Therapeutics, Inc.* (a)	7,069	113,882

cbdMD, Inc.*	1,747	3,948

Cerecor, Inc.*	3,952	21,301

Chiasma, Inc.*	6,557	32,523

Collegium Pharmaceutical, Inc.*	5,705	117,409

Corcept Therapeutics, Inc.*	17,284	209,136

CorMedix, Inc.* (a)	4,352	31,683

Cymabay Therapeutics, Inc.*	12,712	24,916

Dermira, Inc.* (a)	8,606	130,467

Eloxx Pharmaceuticals, Inc.* (a)	4,043	29,757

Endo International PLC*	40,939	192,004

Evofem Biosciences, Inc.*	2,606	16,079

Evolus, Inc.*	3,305	40,222

EyePoint Pharmaceuticals, Inc.*	11,389	17,653

Fulcrum Therapeutics, Inc.*	720	11,981

Innoviva, Inc.*	11,506	162,925

Intersect ENT, Inc.*	5,464	136,054

Intra-Cellular Therapies, Inc.* (a)	8,143	279,386

Kala Pharmaceuticals, Inc.*	4,016	14,819

Kaleido Biosciences, Inc.* (a)	2,314	11,616

Lannett Co., Inc.* (a)	5,971	52,664

Liquidia Technologies, Inc.*	2,474	10,576

Mallinckrodt PLC* (a)	15,017	52,409

Marinus Pharmaceuticals, Inc.*	9,640	20,822

Menlo Therapeutics, Inc.*	2,839	13,173

MyoKardia, Inc.*	7,994	582,643

NGM Biopharmaceuticals, Inc.* (a)	4,375	80,894

Ocular Therapeutix, Inc.* (a)	7,234	28,574

Odonate Therapeutics, Inc.*	2,080	67,496

Omeros Corp.* (a)	8,327	117,327

Optinose, Inc.*	4,592	42,338

Osmotica Pharmaceuticals PLC* (a)	1,755	12,267

Pacira BioSciences, Inc.*	7,298	330,599

Paratek Pharmaceuticals, Inc.*	5,751	23,177

Phathom Pharmaceuticals, Inc.*	1,920	59,789

Phibro Animal Health Corp. “A”	3,626	90,034

Prestige Consumer Healthcare, Inc.*	9,122	369,441

Reata Pharmaceuticals, Inc. “A”*	4,023	822,422

Recro Pharma, Inc.*	3,553	65,127

resTORbio, Inc.*	2,759	4,111

	Shares	Value ($)

Revance Therapeutics, Inc.*	8,210	133,248

Satsuma Pharmaceuticals, Inc.*	776	15,272

SIGA Technologies, Inc.*	10,568	50,409

Strongbridge Biopharma PLC*	6,681	13,963

Supernus Pharmaceuticals, Inc.*	8,972	212,816

TherapeuticsMD, Inc.* (a)	39,716	96,113

Theravance Biopharma, Inc.*	8,161	211,288

Tricida, Inc.*	3,903	147,299

Verrica Pharmaceuticals, Inc.*	2,378	37,786

WaVe Life Sciences Ltd.*	3,991	31,988

Xeris Pharmaceuticals, Inc.*	4,920	34,686

Zogenix, Inc.*	7,679	400,306

Zynerba Pharmaceuticals, Inc.*	3,839	23,188

		7,170,305

Industrials 15.5%
Aerospace & Defense 1.2%

AAR Corp.	6,062	273,396

Aerojet Rocketdyne Holdings, Inc.*	13,144	600,155

AeroVironment, Inc.*	3,877	239,366

Astronics Corp.*	4,025	112,499

Axon Enterprise, Inc.*	10,493	768,927

Cubic Corp.	5,625	357,581

Ducommun, Inc.*	1,905	96,260

Kratos Defense & Security Solutions, Inc.*	16,288	293,347

Maxar Technologies, Inc.* (a)	10,633	166,619

Mercury Systems, Inc.*	9,761	674,583

Moog, Inc. “A”	5,815	496,194

National Presto Industries, Inc.	857	75,750

Park Aerospace Corp.	3,539	57,580

Parsons Corp.*	3,466	143,076

Triumph Group, Inc.	9,016	227,834

Vectrus, Inc.*	1,973	101,136

Wesco Aircraft Holdings, Inc.*	9,767	107,632

		4,791,935

Air Freight & Logistics 0.3%

Air Transport Services Group, Inc.*	10,604	248,770

Atlas Air Worldwide Holdings, Inc.*	4,223	116,428

Echo Global Logistics, Inc.*	4,696	97,207

Forward Air Corp.	5,049	353,178

Hub Group, Inc. “A”*	5,817	298,354

Radiant Logistics, Inc.*	7,206	40,137

		1,154,074

Airlines 0.5%

Allegiant Travel Co.	2,343	407,776

Hawaiian Holdings, Inc.	8,355	244,718

Mesa Air Group, Inc.*	3,860	34,508

SkyWest, Inc.	8,804	569,003

Spirit Airlines, Inc.*	12,324	496,780

		1,752,785

Building Products 1.5%

AAON, Inc.	7,426	366,919

Advanced Drainage Systems, Inc.	7,748	300,932

American Woodmark Corp.*	3,027	316,352

Apogee Enterprises, Inc.	4,781	155,383

Armstrong Flooring, Inc.*	3,852	16,448

Builders FirstSource, Inc.*	20,548	522,125

Caesarstone Ltd.	4,164	62,751

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	17

	Shares	Value ($)

Continental Building Products, Inc.*	6,242	227,396

Cornerstone Building Brands, Inc.*	8,050	68,506

CSW Industrials, Inc.	2,695	207,515

Gibraltar Industries, Inc.*	5,784	291,745

Griffon Corp.	6,467	131,474

Insteel Industries, Inc.	3,409	73,259

JELD-WEN Holding, Inc.*	12,235	286,421

Masonite International Corp.*	4,381	316,352

Patrick Industries, Inc.	4,100	214,963

PGT Innovations, Inc.*	10,189	151,918

Quanex Building Products Corp.	5,766	98,483

Simpson Manufacturing Co., Inc.	8,070	647,456

Trex Co., Inc.*	10,573	950,301

Universal Forest Products, Inc.	10,715	511,106

		5,917,805

Commercial Services & Supplies 2.7%

ABM Industries, Inc.	12,016	453,123

Acco Brands Corp.	16,969	158,830

Advanced Disposal Services, Inc.*	13,097	430,498

Brady Corp. “A”	8,562	490,260

BrightView Holdings, Inc.*	5,527	93,240

Casella Waste Systems, Inc. “A”*	8,219	378,321

CECO Environmental Corp.*	5,409	41,433

Charah Solutions, Inc.*	1,307	3,189

Cimpress PLC*	3,570	448,999

CompX International, Inc.	395	5,763

Covanta Holding Corp.	21,091	312,990

Deluxe Corp.	7,533	376,047

Ennis, Inc.	4,687	101,474

Harsco Corp.*	13,889	319,586

Healthcare Services Group, Inc.	13,293	323,286

Heritage-Crystal Clean, Inc.*	2,646	83,005

Herman Miller, Inc.	10,611	441,948

HNI Corp.	7,635	286,007

Interface, Inc.	10,407	172,652

Kimball International, Inc. “B”	6,298	130,180

Knoll, Inc.	8,886	224,460

Matthews International Corp. “A”	5,559	212,187

McGrath RentCorp.	4,379	335,169

Mobile Mini, Inc.	7,821	296,494

MSA Safety, Inc.	6,363	804,029

NL Industries, Inc.*	1,487	5,814

PICO Holdings, Inc.*	2,794	31,069

Pitney Bowes, Inc.	30,260	121,948

Quad Graphics, Inc.	5,771	26,951

R.R. Donnelley & Sons Co.	12,460	49,217

SP Plus Corp.*	4,086	173,369

Steelcase, Inc. “A”	15,792	323,104

Team, Inc.*	5,479	87,500

Tetra Tech, Inc.	9,802	844,540

The Brink’s Co.	8,984	814,669

U.S. Ecology, Inc.	4,342	251,445

UniFirst Corp.	2,711	547,568

Viad Corp.	3,655	246,713

VSE Corp.	1,588	60,408

		10,507,485

Construction & Engineering 1.1%

Aegion Corp.*	5,437	121,626

Ameresco, Inc. “A”*	4,055	70,963

Arcosa, Inc.	8,780	391,149

Argan, Inc.	2,686	107,816

	Shares	Value ($)

Comfort Systems U.S.A., Inc.	6,586	328,312

Concrete Pumping Holdings, Inc.*	3,502	19,156

Construction Partners, Inc. “A”*	3,100	52,297

Dycom Industries, Inc.*	5,446	256,779

EMCOR Group, Inc.	10,046	866,970

Granite Construction, Inc.	8,517	235,665

Great Lakes Dredge & Dock Corp.*	10,871	123,168

IES Holdings, Inc.*	1,464	37,566

MasTec, Inc.*	10,805	693,249

MYR Group, Inc.*	2,804	91,382

Northwest Pipe Co.*	1,699	56,594

NV5 Holdings, Inc.*	1,830	92,323

Primoris Services Corp.	7,979	177,453

Sterling Construction Co., Inc.*	4,636	65,275

Tutor Perini Corp.*	7,088	91,152

Willscot Corp.*	9,265	171,310

		4,050,205

Electrical Equipment 0.9%

Allied Motion Technologies, Inc.	1,304	63,244

American Superconductor Corp.*	3,878	30,442

Atkore International Group, Inc.*	8,403	339,985

AZZ, Inc.	4,751	218,309

Bloom Energy Corp. “A”*	9,854	73,609

Encore Wire Corp.	3,636	208,706

Energous Corp.*	5,624	9,955

EnerSys	7,704	576,490

Generac Holdings, Inc.*	11,014	1,107,898

Plug Power, Inc.* (a)	44,574	140,854

Powell Industries, Inc.	1,557	76,277

Preformed Line Products Co.	538	32,468

Sunrun, Inc.*	20,452	282,442

Thermon Group Holdings, Inc.*	5,847	156,700

TPI Composites, Inc.*	5,166	95,623

Vicor Corp.*	3,162	147,729

Vivint Solar, Inc.*	8,048	58,429

		3,619,160

Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,480	223,301

Machinery 3.7%

Actuant Corp. “A”	9,649	251,164

Alamo Group, Inc.	1,755	220,340

Albany International Corp. “A”	5,536	420,293

Altra Industrial Motion Corp.	11,520	417,139

Astec Industries, Inc.	4,105	172,410

Barnes Group, Inc.	8,489	525,978

Blue Bird Corp.*	2,537	58,148

Briggs & Stratton Corp.	7,536	50,190

Chart Industries, Inc.*	6,454	435,580

CIRCOR International, Inc.*	3,510	162,302

Columbus McKinnon Corp.	4,093	163,843

Commercial Vehicle Group, Inc.*	5,504	34,950

Douglas Dynamics, Inc.	4,025	221,375

Energy Recovery, Inc.*	7,028	68,804

EnPro Industries, Inc.	3,750	250,800

ESCO Technologies, Inc.	4,610	426,425

Evoqua Water Technologies Corp.*	13,506	255,939

Federal Signal Corp.	10,733	346,139

Franklin Electric Co., Inc.	8,297	475,584

Gencor Industries, Inc.*	1,725	20,131

Gorman-Rupp Co.	3,224	120,900

The accompanying notes are an integral part of the financial statements.

18	|	DWS Small Cap Index VIP

	Shares	Value ($)

Graham Corp.	1,799	39,362

Greenbrier Companies, Inc.	5,789	187,737

Helios Technologies, Inc.	5,243	242,384

Hillenbrand, Inc.	13,103	436,461

Hurco Companies, Inc.	1,178	45,188

Hyster-Yale Materials Handling, Inc.	1,785	105,244

John Bean Technologies Corp.	5,617	632,811

Kadant, Inc.	1,977	208,257

Kennametal, Inc.	14,753	544,238

L.B. Foster Co. “A”*	1,846	35,776

Lindsay Corp.	1,944	186,605

Luxfer Holdings PLC	4,835	89,496

Lydall, Inc.*	3,147	64,576

Manitowoc Co., Inc.*	6,384	111,720

Meritor, Inc.*	13,363	349,977

Miller Industries, Inc.	1,885	69,990

Mueller Industries, Inc.	9,926	315,151

Mueller Water Products, Inc. “A”	28,466	341,023

Navistar International Corp.*	8,887	257,190

NN, Inc.	7,172	66,341

Omega Flex, Inc.	542	58,151

Park-Ohio Holdings Corp.	1,505	50,643

Proto Labs, Inc.*	4,873	494,853

RBC Bearings, Inc.*	4,369	691,787

REV Group, Inc.	4,650	56,870

Rexnord Corp.*	19,185	625,815

Spartan Motors, Inc.	5,864	106,021

SPX Corp.*	7,914	402,664

SPX FLOW, Inc.*	7,538	368,382

Standex International Corp.	2,242	177,903

Tennant Co.	3,262	254,175

Terex Corp.	11,401	339,522

The Eastern Co.	1,014	30,957

Titan International, Inc.	9,043	32,736

TriMas Corp.*	8,126	255,238

Twin Disc, Inc.*	2,015	22,205

Wabash National Corp.	9,550	140,290

Watts Water Technologies, Inc. “A”	4,952	494,012

Welbilt, Inc.*	23,399	365,258

		14,395,443

Marine 0.1%

Costamare, Inc.	9,549	91,002

Eagle Bulk Shipping, Inc.*	7,643	35,158

Genco Shipping & Trading Ltd.	2,821	29,959

Matson, Inc.	7,622	310,977

Safe Bulkers, Inc.*	9,520	16,184

Scorpio Bulkers, Inc.	10,057	64,063

		547,343

Professional Services 1.5%

Acacia Research Corp.*	8,909	23,698

ASGN, Inc.*	9,179	651,434

Barrett Business Services, Inc.	1,308	118,322

BG Staffing, Inc.	1,876	41,066

CBIZ, Inc.*	9,256	249,542

CRA International, Inc.	1,291	70,321

Exponent, Inc.	9,317	642,966

Forrester Research, Inc.	1,987	82,858

Franklin Covey Co.*	1,793	57,788

FTI Consulting, Inc.*	6,713	742,861

GP Strategies Corp.*	2,366	31,302

	Shares	Value ($)

Heidrick & Struggles International, Inc.	3,351	108,907

Huron Consulting Group, Inc.*	4,004	275,155

ICF International, Inc.	3,280	300,514

Innerworkings, Inc.*	8,230	45,347

Insperity, Inc.	6,738	579,737

Kelly Services, Inc. “A”	5,961	134,599

Kforce, Inc.	3,588	142,444

Korn/Ferry International	10,126	429,342

Mistras Group, Inc.*	2,950	42,096

Resources Connection, Inc.	5,352	87,398

TriNet Group, Inc.*	8,052	455,824

TrueBlue, Inc.*	6,731	161,948

Upwork, Inc.*	10,386	110,819

Willdan Group, Inc.*	1,863	59,206

		5,645,494

Road & Rail 0.5%

ArcBest Corp.	4,670	128,892

Avis Budget Group, Inc.*	10,283	331,524

Covenant Transportation Group, Inc. “A”*	2,308	29,831

Daseke, Inc.*	8,679	27,426

Heartland Express, Inc.	8,153	171,621

Hertz Global Holdings, Inc.*	18,201	286,666

Marten Transport Ltd.	7,079	152,128

P.A.M. Transportation Services, Inc.*	333	19,217

Roadrunner Transportation Systems, Inc.*	653	6,014

Saia, Inc.*	4,668	434,684

U.S. Xpress Enterprises, Inc. “A”*	3,914	19,687

Universal Logistics Holdings, Inc.	1,573	29,824

Werner Enterprises, Inc.	8,083	294,140

YRC Worldwide, Inc.*	6,102	15,560

		1,947,214

Trading Companies & Distributors 1.4%

Aircastle Ltd.	9,365	299,774

Applied Industrial Technologies, Inc.	6,885	459,161

Beacon Roofing Supply, Inc.*	12,303	393,450

BlueLinx Holdings, Inc.* (a)	1,673	23,840

BMC Stock Holdings, Inc.*	11,937	342,473

CAI International, Inc.*	3,038	88,041

DXP Enterprises, Inc.*	2,893	115,170

EVI Industries, Inc. (a)	839	22,687

Foundation Building Materials, Inc.*	3,640	70,434

GATX Corp.	6,219	515,244

General Finance Corp.*	1,969	21,797

GMS, Inc.*	7,135	193,216

H&E Equipment Services, Inc.	5,737	191,788

Herc Holdings, Inc.*	4,348	212,791

Kaman Corp.	4,934	325,249

Lawson Products, Inc.*	770	40,117

MRC Global, Inc.*	13,953	190,319

NOW, Inc.*	19,300	216,932

Rush Enterprises, Inc. “A”	4,962	230,733

Rush Enterprises, Inc. “B”	817	37,337

SiteOne Landscape Supply, Inc.*	7,330	664,464

Systemax, Inc.	2,247	56,534

Textainer Group Holdings Ltd.*	9,467	101,392

Titan Machinery, Inc.*	3,231	47,754

Transcat, Inc.*	1,257	40,048

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	19

	Shares	Value ($)

Triton International Ltd.	9,590	385,518

Veritiv Corp.*	2,394	47,090

Willis Lease Finance Corp.*	491	28,925

		5,362,278

Information Technology 13.3%
Communications Equipment 1.1%

Acacia Communications, Inc.*	6,823	462,668

ADTRAN, Inc.	8,648	85,529

Applied Optoelectronics, Inc.* (a)	3,437	40,832

CalAmp Corp.*	5,697	54,577

Calix, Inc.*	8,610	68,880

Cambium Networks Corp.*	952	8,320

Casa Systems, Inc.*	5,871	24,012

Clearfield, Inc.*	2,171	30,264

Comtech Telecommunications Corp.	4,201	149,093

DASAN Zhone Solutions, Inc.*	1,081	9,578

Digi International, Inc.*	5,146	91,187

Extreme Networks, Inc.*	21,001	154,777

Harmonic, Inc.*	15,702	122,476

Infinera Corp.*	32,386	257,145

Inseego Corp.* (a)	8,243	60,421

InterDigital, Inc.	5,615	305,961

KVH Industries, Inc.*	2,950	32,834

Lumentum Holdings, Inc.*	13,895	1,101,874

NETGEAR, Inc.*	5,281	129,437

NetScout Systems, Inc.*	13,069	314,571

Plantronics, Inc.	6,095	166,637

Ribbon Communications, Inc.*	11,054	34,267

TESSCO Technologies, Inc.	1,151	12,914

Viavi Solutions, Inc.*	41,336	620,040

		4,338,294

Electronic Equipment, Instruments & Components 2.6%

Airgain, Inc.*	1,707	18,248

Akoustis Technologies, Inc.*	4,631	37,048

Anixter International, Inc.*	5,456	502,498

Arlo Technologies, Inc.*	12,790	53,846

AVX Corp.	8,432	172,603

Badger Meter, Inc.	5,148	334,260

Bel Fuse, Inc. “B”	1,744	35,752

Belden, Inc.	7,050	387,750

Benchmark Electronics, Inc.	6,524	224,165

Coda Octopus Group, Inc.*	856	7,165

CTS Corp.	5,816	174,538

Daktronics, Inc.	6,822	41,546

ePlus, Inc.*	2,398	202,127

Fabrinet*	6,570	425,999

FARO Technologies, Inc.*	3,093	155,733

Fitbit, Inc. “A”*	39,911	262,215

II-VI, Inc.*	16,146	543,636

Insight Enterprises, Inc.*	6,245	438,961

Iteris, Inc.*	7,226	36,058

Itron, Inc.*	6,153	516,544

KEMET Corp.	10,308	278,831

Kimball Electronics, Inc.*	4,366	76,623

Knowles Corp.*	14,580	308,367

Methode Electronics, Inc.	6,610	260,103

MTS Systems Corp.	3,251	156,146

Napco Security Technologies, Inc.*	2,167	63,688

nLight, Inc.*	6,084	123,383

Novanta, Inc.*	6,045	534,620

OSI Systems, Inc.*	3,002	302,421

	Shares	Value ($)

PAR Technology Corp.* (a)	2,181	67,044

PC Connection, Inc.	1,994	99,022

Plexus Corp.*	5,185	398,934

Rogers Corp.*	3,320	414,104

Sanmina Corp.*	12,230	418,755

ScanSource, Inc.*	4,634	171,226

Tech Data Corp.*	6,375	915,450

TTM Technologies, Inc.*	17,836	268,432

Vishay Intertechnology, Inc.	23,852	507,809

Vishay Precision Group, Inc.*	1,836	62,424

Wrap Technologies, Inc.* (a)	1,399	8,940

		10,007,014

IT Services 2.1%

Brightcove, Inc.*	7,156	62,186

Cardtronics PLC “A”*	6,698	299,066

Cass Information Systems, Inc.	2,482	143,311

Conduent, Inc.*	31,329	194,240

CSG Systems International, Inc.	5,909	305,968

Endurance International Group Holdings, Inc.*	12,326	57,932

EVERTEC, Inc.	10,932	372,125

Evo Payments, Inc. “A”*	6,374	168,337

Exela Technologies, Inc.*	9,127	3,721

Exlservice Holdings, Inc.*	6,046	419,955

GTT Communications, Inc.* (a)	5,869	66,613

I3 Verticals, Inc. “A”*	2,579	72,857

Information Services Group, Inc.*	5,870	14,851

International Money Express, Inc.*	3,207	38,612

KBR, Inc.	25,536	778,848

Limelight Networks, Inc.*	20,285	82,763

LiveRamp Holdings, Inc.*	12,063	579,868

ManTech International Corp. “A”	4,824	385,341

MAXIMUS, Inc.	11,461	852,584

NIC, Inc.	11,902	266,010

Paysign, Inc.* (a)	5,502	55,845

Perficient, Inc.*	5,677	261,539

Perspecta, Inc.	25,117	664,094

PRGX Global, Inc.*	3,855	18,967

Priority Technology Holdings, Inc.*	1,214	2,974

Science Applications International Corp.	10,400	905,008

StarTek, Inc.*	2,999	23,932

Sykes Enterprises, Inc.*	6,953	257,192

The Hackett Group, Inc.	4,501	72,646

TTEC Holdings, Inc.	2,622	103,884

Tucows, Inc. “A”* (a)	1,662	102,678

Unisys Corp.*	9,177	108,839

Verra Mobility Corp.*	22,932	320,819

Virtusa Corp.*	5,233	237,212

		8,300,817

Semiconductors & Semiconductor Equipment 2.8%

Adesto Technologies Corp.*	5,102	43,367

Advanced Energy Industries, Inc.*	6,874	489,429

Alpha & Omega Semiconductor Ltd.*	3,567	48,583

Ambarella, Inc.*	5,661	342,830

Amkor Technology, Inc.*	17,651	229,463

Axcelis Technologies, Inc.*	5,891	141,944

AXT, Inc.*	7,189	31,272

Brooks Automation, Inc.	12,754	535,158

Cabot Microelectronics Corp.	5,232	755,082

The accompanying notes are an integral part of the financial statements.

20	|	DWS Small Cap Index VIP

	Shares	Value ($)

CEVA, Inc.*	3,841	103,553

Cirrus Logic, Inc.*	10,501	865,387

Cohu, Inc.	7,223	165,046

Diodes, Inc.*	7,350	414,319

DSP Group, Inc.*	4,006	63,054

Enphase Energy, Inc.* (a)	16,588	433,444

FormFactor, Inc.*	13,599	353,166

GSI Technology, Inc.*	2,812	19,937

Ichor Holdings Ltd.*	3,830	127,424

Impinj, Inc.*	3,008	77,787

Inphi Corp.*	8,093	599,044

Lattice Semiconductor Corp.*	22,500	430,650

MACOM Technology Solutions Holdings, Inc.*	8,228	218,865

MaxLinear, Inc.*	11,853	251,521

NeoPhotonics Corp.*	6,725	59,315

NVE Corp.	878	62,689

Onto Innovation, Inc.*	8,581	313,550

PDF Solutions, Inc.*	5,267	88,960

Photronics, Inc.*	11,567	182,296

Power Integrations, Inc.	5,099	504,342

Rambus, Inc.*	20,029	275,899

Semtech Corp.*	11,874	628,135

Silicon Laboratories, Inc.*	7,743	898,033

SMART Global Holdings, Inc.*	2,523	95,723

SunPower Corp.* (a)	11,279	87,976

Synaptics, Inc.*	6,025	396,264

Ultra Clean Holdings, Inc.*	7,031	165,018

Veeco Instruments, Inc.*	8,814	129,434

Xperi Corp.	8,901	164,668

		10,792,627

Software 4.5%

8x8, Inc.*	17,009	311,265

A10 Networks, Inc.*	8,729	59,968

ACI Worldwide, Inc.*	20,743	785,849

Agilysys, Inc.*	3,656	92,899

Alarm.com Holdings, Inc.*	6,589	283,129

Altair Engineering, Inc. “A”*	7,102	255,033

American Software, Inc. “A”	4,941	73,522

Appfolio, Inc. “A”*	2,824	310,499

Appian Corp.* (a)	6,131	234,265

Avaya Holdings Corp.*	19,816	267,516

Benefitfocus, Inc.*	5,313	116,567

Blackbaud, Inc.	8,808	701,117

Blackline, Inc.*	7,734	398,765

Bottomline Technologies de, Inc.*	7,815	418,884

Box, Inc. “A”*	25,829	433,411

ChannelAdvisor Corp.*	4,344	39,270

Cision Ltd.*	16,508	164,585

Cloudera, Inc.* (a)	43,302	503,602

CommVault Systems, Inc.*	7,287	325,292

Cornerstone OnDemand, Inc.*	10,255	600,430

Digimarc Corp.* (a)	2,043	68,563

Digital Turbine, Inc.*	14,294	101,916

Domo, Inc. “B”*	3,200	69,504

Ebix, Inc.	4,232	141,391

eGain Corp.*	3,408	26,991

Envestnet, Inc.*	8,716	606,895

Everbridge, Inc.*	5,969	466,059

Five9, Inc.*	10,772	706,428

ForeScout Technologies, Inc.*	7,666	251,445

GTY Technology Holdings, Inc.*	7,061	41,589

Ideanomics, Inc.*	9,455	8,091

	Shares	Value ($)

Instructure, Inc.*	6,175	297,697

Intelligent Systems Corp.* (a)	1,260	50,324

j2 Global, Inc.	8,410	788,101

LivePerson, Inc.*	11,240	415,880

Majesco*	1,211	9,991

MicroStrategy, Inc. “A”*	1,498	213,660

Mitek Systems, Inc.*	6,808	52,081

MobileIron, Inc.*	16,974	82,494

Model N, Inc.*	5,994	210,210

OneSpan, Inc.*	5,784	99,022

Phunware, Inc.* (a)	7,206	8,575

Ping Identity Holding Corp.* (a)	2,462	59,827

Progress Software Corp.	7,978	331,486

PROS Holdings, Inc.*	5,956	356,883

Q2 Holdings, Inc.*	7,875	638,505

QAD, Inc. “A”	2,085	106,189

Qualys, Inc.*	6,015	501,471

Rapid7, Inc.*	8,914	499,362

Rimini Street, Inc.*	3,637	14,112

Rosetta Stone, Inc.*	3,610	65,485

SailPoint Technologies Holding, Inc.*	15,345	362,142

SecureWorks Corp. “A”*	1,587	26,439

SharpSpring, Inc.*	1,580	18,123

ShotSpotter, Inc.*	1,482	37,791

SPS Commerce, Inc.*	6,301	349,201

SVMK, Inc.*	15,780	281,989

Synchronoss Technologies, Inc.*	7,059	33,530

Telaria, Inc.*	8,032	70,762

TeleNav, Inc.*	6,158	29,928

Tenable Holdings, Inc.*	6,709	160,748

TiVo Corp.	22,136	187,713

Upland Software, Inc.*	4,074	145,483

Varonis Systems, Inc.*	5,327	413,961

Verint Systems, Inc.*	11,931	660,500

Virnetx Holding Corp.* (a)	11,475	43,605

Workiva, Inc.*	6,591	277,152

Yext, Inc.* (a)	17,132	247,043

Zix Corp.*	9,484	64,301

Zuora, Inc. “A”*	16,101	230,727

		17,307,233

Technology Hardware, Storage & Peripherals 0.2%

3D Systems Corp.*	20,529	179,629

AstroNova, Inc.	1,262	17,315

Avid Technology, Inc.*	5,253	45,071

Diebold Nixdorf, Inc.*	13,734	145,031

Immersion Corp.*	5,748	42,707

Sonim Technologies, Inc.*	662	2,403

Stratasys Ltd.* (a)	9,344	188,982

		621,138

Materials 3.8%
Chemicals 1.8%

Advanced Emissions Solutions, Inc.	3,155	33,128

AdvanSix, Inc.*	4,949	98,782

American Vanguard Corp.	5,308	103,347

Amyris, Inc.* (a)	10,641	32,881

Balchem Corp.	5,774	586,812

Chase Corp.	1,305	154,616

Ferro Corp.*	14,540	215,628

Flotek Industries, Inc.*	9,983	19,966

FutureFuel Corp.	4,721	58,493

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	21

	Shares	Value ($)

GCP Applied Technologies, Inc.*	9,632	218,743

H.B. Fuller Co.	9,183	473,567

Hawkins, Inc.	1,662	76,136

Ingevity Corp.*	7,577	662,078

Innophos Holdings, Inc.	3,606	115,320

Innospec, Inc.	4,387	453,791

Intrepid Potash, Inc.*	17,507	47,444

Koppers Holdings, Inc.*	3,432	131,171

Kraton Corp.*	5,678	143,767

Kronos Worldwide, Inc. (a)	4,054	54,324

Livent Corp.*	26,445	226,105

LSB Industries, Inc.*	3,974	16,691

Marrone Bio Innovations, Inc.*	10,223	10,325

Minerals Technologies, Inc.	6,315	363,933

Omnova Solutions, Inc.*	7,689	77,736

Orion Engineered Carbons SA	10,844	209,289

PolyOne Corp.	13,791	507,371

PQ Group Holdings, Inc.*	6,707	115,226

Quaker Chemical Corp.	2,365	389,090

Rayonier Advanced Materials, Inc.	9,091	34,909

Sensient Technologies Corp.	7,610	502,945

Stepan Co.	3,678	376,774

Trecora Resources*	4,191	29,966

Tredegar Corp.	4,494	100,441

Trinseo SA	6,967	259,242

Tronox Holdings PLC “A”*	16,333	186,523

Valhi, Inc.	4,843	9,056

		7,095,616

Construction Materials 0.2%

Forterra, Inc.*	3,226	37,293

Summit Materials, Inc. “A”*	20,223	483,330

U.S. Concrete, Inc.*	2,869	119,522

United States Lime & Minerals, Inc.	377	34,043

		674,188

Containers & Packaging 0.1%

Greif, Inc. “A”	4,640	205,088

Greif, Inc. “B”	1,062	54,980

Myers Industries, Inc.	6,330	105,584

UFP Technologies, Inc.*	1,266	62,806

		428,458

Metals & Mining 1.3%

AK Steel Holding Corp.*	56,320	185,293

Allegheny Technologies, Inc.*	22,572	466,337

Carpenter Technology Corp.	8,476	421,935

Century Aluminum Co.*	9,381	70,498

Cleveland-Cliffs, Inc. (a)	48,425	406,770

Coeur Mining, Inc.*	42,753	345,444

Commercial Metals Co.	21,228	472,747

Compass Minerals International, Inc.	6,130	373,685

Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units) (b)	12,466	0

Gold Resource Corp.	11,352	62,890

Haynes International, Inc.	2,284	81,721

Hecla Mining Co.	89,021	301,781

Kaiser Aluminum Corp.	2,794	309,827

Materion Corp.	3,628	215,685

Mayville Engineering Co., Inc.*	1,165	10,928

Novagold Resources, Inc.*	41,886	375,299

Olympic Steel, Inc.	1,747	31,306

	Shares	Value ($)

Ramaco Resources, Inc.*	1,195	4,278

Ryerson Holding Corp.*	2,757	32,615

Schnitzer Steel Industries, Inc. “A”	4,482	97,170

SunCoke Energy, Inc.	12,551	78,193

Synalloy Corp.	1,549	19,998

TimkenSteel Corp.*	7,595	59,697

Warrior Met Coal, Inc.	9,213	194,671

Worthington Industries, Inc.	6,985	294,627

		4,913,395

Paper & Forest Products 0.4%

Boise Cascade Co.	7,007	255,966

Clearwater Paper Corp.*	2,964	63,311

Louisiana-Pacific Corp.	21,185	628,559

Neenah, Inc.	3,033	213,614

P.H. Glatfelter Co.	7,876	144,131

Schweitzer-Mauduit International, Inc.	5,597	235,018

Verso Corp. “A”*	6,228	112,291

		1,652,890

Real Estate 7.7%
Equity Real Estate Investment Trusts (REITs) 7.0%

Acadia Realty Trust	15,216	394,551

Agree Realty Corp.	7,502	526,415

Alexander & Baldwin, Inc.	12,405	260,009

Alexander’s, Inc.	383	126,524

American Assets Trust, Inc.	8,671	397,999

American Finance Trust, Inc.	19,149	253,916

Armada Hoffler Properties, Inc.	9,775	179,371

Ashford Hospitality Trust	15,552	43,390

Bluerock Residential Growth REIT, Inc.	3,897	46,959

Braemar Hotels & Resorts, Inc.	5,304	47,365

BRT Apartments Corp.	1,928	32,718

CareTrust REIT, Inc.	17,288	356,651

CatchMark Timber Trust, Inc. “A”	8,978	102,978

CBL & Associates Properties, Inc. (a)	29,680	31,164

Cedar Realty Trust, Inc.	15,977	47,132

Chatham Lodging Trust	8,213	150,626

CIM Commercial Trust Corp.	253	3,669

City Office REIT, Inc.	9,580	129,522

Clipper Realty, Inc.	2,541	26,935

Community Healthcare Trust, Inc.	3,369	144,395

CoreCivic, Inc.	21,272	369,707

CorEnergy Infrastructure Trust, Inc.	2,250	100,598

CorePoint Lodging, Inc.	7,155	76,415

DiamondRock Hospitality Co.	36,116	400,165

Easterly Government Properties, Inc.	13,407	318,148

EastGroup Properties, Inc.	6,843	907,861

Essential Properties Realty Trust, Inc.	14,644	363,318

Farmland Partners, Inc. (a)	5,124	34,741

First Industrial Realty Trust, Inc.	22,744	944,103

Four Corners Property Trust, Inc.	12,327	347,498

Franklin Street Properties Corp.	18,684	159,935

Front Yard Residential Corp.	9,039	111,541

Getty Realty Corp.	5,923	194,689

Gladstone Commercial Corp.	5,618	122,809

Gladstone Land Corp.	3,001	38,923

Global Medical REIT, Inc.	5,679	75,133

The accompanying notes are an integral part of the financial statements.

22	|	DWS Small Cap Index VIP

	Shares	Value ($)

Global Net Lease, Inc.	16,050	325,494

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,391	366,562

Healthcare Realty Trust, Inc.	23,756	792,738

Hersha Hospitality Trust	6,188	90,035

Independence Realty Trust, Inc.	16,558	233,137

Industrial Logistics Properties Trust	11,627	260,677

Innovative Industrial Properties, Inc. (a)	2,036	154,471

Investors Real Estate Trust	2,097	152,033

iStar, Inc.	10,615	154,024

Jernigan Capital, Inc.	4,003	76,617

Kite Realty Group Trust	14,826	289,552

Lexington Realty Trust	43,397	460,876

LTC Properties, Inc.	7,079	316,927

Mack-Cali Realty Corp.	15,644	361,846

Monmouth Real Estate Investment Corp.	16,791	243,134

National Health Investors, Inc.	7,644	622,833

National Storage Affiliates Trust	10,718	360,339

New Senior Investment Group, Inc.	14,659	112,141

NexPoint Residential Trust, Inc.	3,555	159,975

Office Properties Income Trust	8,607	276,629

One Liberty Properties, Inc.	2,909	79,096

Pebblebrook Hotel Trust	23,347	625,933

Pennsylvania Real Estate Investment Trust (a)	12,065	64,306

Physicians Realty Trust	33,964	643,278

Piedmont Office Realty Trust, Inc. “A”	22,568	501,912

PotlatchDeltic Corp.	11,921	515,822

Preferred Apartment Communities, Inc. “A”	8,280	110,290

PS Business Parks, Inc.	3,602	593,862

QTS Realty Trust, Inc. “A”	10,351	561,749

Retail Opportunity Investments Corp.	20,651	364,697

Retail Value, Inc.	2,641	97,189

Rexford Industrial Realty, Inc.	19,981	912,532

RLJ Lodging Trust	30,054	532,557

RPT Realty	14,015	210,786

Ryman Hospitality Properties, Inc.	8,267	716,418

Sabra Health Care REIT, Inc.	34,752	741,608

Safehold, Inc.	1,867	75,240

Saul Centers, Inc.	2,125	112,158

Senior Housing Properties Trust	42,242	356,523

Seritage Growth Properties “A” (a)	6,087	243,967

STAG Industrial, Inc.	24,132	761,847

Summit Hotel Properties, Inc.	18,763	231,535

Sunstone Hotel Investors, Inc.	40,343	561,575

Tanger Factory Outlet Centers, Inc. (a)	16,089	236,991

Terreno Realty Corp.	11,915	645,078

The Geo Group, Inc.	21,533	357,663

UMH Properties, Inc.	6,454	101,521

Uniti Group, Inc. (a)	33,049	271,332

Universal Health Realty Income Trust	2,331	273,566

Urban Edge Properties	20,706	397,141

Urstadt Biddle Properties “A”	5,412	134,434

Washington Prime Group, Inc. (a)	33,511	121,980

Washington Real Estate Investment Trust	14,435	421,213

	Shares	Value ($)

Whitestone REIT	7,034	95,803

Xenia Hotels & Resorts, Inc.	20,377	440,347

		26,789,862

Real Estate Management & Development 0.7%

Altisource Portfolio Solutions SA*	1,075	20,780

American Realty Investors, Inc.*	447	7,657

Consolidated-Tomoka Land Co.	917	55,313

Cushman & Wakefield PLC*	20,172	412,316

EXP World Holdings, Inc.* (a)	3,620	41,015

Forestar Group, Inc.*	2,301	47,976

FRP Holdings, Inc.*	1,235	61,515

Griffin Land & Nurseries, Inc.	211	8,345

Kennedy-Wilson Holdings, Inc.	21,982	490,198

Marcus & Millichap, Inc.*	4,088	152,278

Maui Land & Pineapple Co., Inc.*	1,307	14,704

Newmark Group, Inc. “A”	25,972	349,453

Rafael Holdings, Inc. “B”*	1,946	34,717

RE/MAX Holdings, Inc. “A”	3,208	123,476

Realogy Holdings Corp. (a)	20,422	197,685

Redfin Corp.*	16,208	342,637

Stratus Properties, Inc.*	1,152	35,689

Tejon Ranch Co.*	3,627	57,959

The RMR Group, Inc. “A”	2,719	124,095

The St. Joe Co.*	6,049	119,952

Transcontinental Realty Investors, Inc.*	152	6,062

		2,703,822

Utilities 3.6%
Electric Utilities 1.0%

ALLETE, Inc.	9,320	756,504

El Paso Electric Co.	7,279	494,171

Genie Energy Ltd. “B”	2,658	20,546

MGE Energy, Inc.	6,281	495,068

Otter Tail Corp.	7,136	366,006

PNM Resources, Inc.	14,342	727,283

Portland General Electric Co.	16,150	901,009

Spark Energy, Inc. “A”	2,257	20,832

		3,781,419

Gas Utilities 1.1%

Chesapeake Utilities Corp.	2,898	277,715

New Jersey Resources Corp.	16,025	714,234

Northwest Natural Holding Co.	5,412	399,027

ONE Gas, Inc.	9,387	878,341

RGC Resources, Inc.	1,479	42,270

South Jersey Industries, Inc.	16,603	547,567

Southwest Gas Holdings, Inc.	9,768	742,075

Spire, Inc.	8,922	743,292

		4,344,521

Independent Power & Renewable Electricity Producers 0.4%

Atlantic Power Corp.*	17,412	40,570

Clearway Energy, Inc. “A”	6,239	119,290

Clearway Energy, Inc. “C”	13,235	264,038

Ormat Technologies, Inc.	7,146	532,520

Pattern Energy Group, Inc. “A”	15,808	422,943

Sunnova Energy International, Inc.*	2,391	26,683

TerraForm Power, Inc. “A”	14,207	218,646

		1,624,690

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	23

	Shares	Value ($)

Multi-Utilities 0.6%

Avista Corp.	11,920	573,233

Black Hills Corp.	10,993	863,390

NorthWestern Corp.	9,090	651,480

Unitil Corp.	2,569	158,816

		2,246,919

Water Utilities 0.5%

American States Water Co.	6,617	573,297

AquaVenture Holdings Ltd.*	2,474	67,095

Artesian Resources Corp. “A”	1,335	49,675

Cadiz, Inc.* (a)	2,333	25,710

California Water Service Group	8,638	445,375

Consolidated Water Co., Ltd.	2,624	42,771

Global Water Resources, Inc.	2,048	26,931

Middlesex Water Co.	2,917	185,434

Pure Cycle Corp.*	3,157	39,747

SJW Group	4,711	334,764

York Water Co.	2,365	109,050

		1,899,849
Total Common Stocks (Cost $300,450,136)		378,534,744

Rights 0.0%
Health Care 0.0%

GTX, Inc.* (a) (b)	123	252

Omthera Pharmaceutical, Inc.* (b)	1,167	700

Tobira Therapeutics, Inc.* (b)	1,687	102

		1,054

Materials 0.0%
Schulman A, Inc., “A”* (b)	5,009	2,169
Total Rights (Cost $2,524)		3,223

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.97% **, 1/9/2020 (c) (Cost $1,519,335)	1,520,000	1,519,585

	Shares	Value ($)
Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (d) (e) (Cost $14,803,664)	14,803,664	14,803,664

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 1.62% (d) (Cost $5,850,788)	5,850,788	5,850,788

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $322,626,447)	103.8	400,712,004
Other Assets and Liabilities, Net	(3.8)	(14,654,951)
Net Assets	100.0	386,057,053

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (d) (e)
14,620,153	183,511	(f)	—	—	—	401,473	—	14,803,664	14,803,664
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 1.62% (d)
4,694,157	124,182,991		123,026,360	—	—	114,560	—	5,850,788	5,850,788
19,314,310	124,366,502		123,026,360	—	—	516,033	—	20,654,452	20,654,452

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2019 amounted to $15,035,293, which is 3.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	At December 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $558,072.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2019.

The accompanying notes are an integral part of the financial statements.

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At December 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	3/20/2020	93	7,766,631	7,768,290	1,659

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$378,534,744	$—	$0	$378,534,744
Rights (g)	—	—	3,223	3,223
Government & Agency Obligation	—	1,519,585	—	1,519,585
Short-Term Investments (g)	20,654,452	—	—	20,654,452
Derivatives (h)
Futures Contracts	1,659	—	—	1,659
Total	$399,190,855	$1,519,585	$3,223	$400,713,663

(g)	See Investment Portfolio for additional detailed categorizations.

(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

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Statement of Assets and Liabilities

as of December 31, 2019

Assets
Investments in non-affiliated securities, at value (cost $301,971,995) — including $15,035,293 of securities loaned	$380,057,552
Investment in DWS Government & Agency Securities Portfolio (cost $14,803,664)*	14,803,664
Investment in DWS Central Cash Management Government Fund (cost $5,850,788)	5,850,788
Cash	5,280
Receivable for investments sold	8,893
Receivable for Fund shares sold	96,882
Dividends receivable	456,240
Interest receivable	47,084
Receivable for variation margin on futures contracts	10,515
Other assets	22,485
Total assets	401,359,383

Liabilities
Payable upon return of securities loaned	14,803,664
Payable for investments purchased	46,193
Payable for Fund shares redeemed	212,496
Accrued management fee	67,164
Accrued Trustees’ fees	5,115
Other accrued expenses and payables	167,698
Total liabilities	15,302,330
Net assets, at value	$386,057,053

Net Assets Consist of
Distributable earnings (loss)	113,505,169
Paid-in capital	272,551,884
Net assets, at value	$386,057,053

Net Asset Value
Class A

Net Asset Value and redemption price per share ($353,076,139 ÷ 20,802,116 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$16.97
Class B

Net Asset Value offering and redemption price per share ($32,980,914 ÷ 1,943,200 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$16.97

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $558,072.

Statement of Operations

for the year ended December 31, 2019

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,548)	$4,686,422
Interest	31,835
Income distributions — DWS Central Cash Management Government Fund	114,560
Securities lending income, net of borrower rebates	401,473
Total income	5,234,290
Expenses:
Management fee	1,279,759
Administration fee	365,645
Services to Shareholders	3,485
Recordkeeping fee (Class B)	8,851
Distribution service fee (Class B)	75,628
Custodian fee	53,521
Professional fees	65,777
Reports to shareholders	63,770
Trustees’ fees and expenses	19,829
Other	76,083
Total expenses before expense reductions	2,012,348
Expense reductions	(501,074)
Total expenses after expense reductions	1,511,274
Net investment income	3,723,016

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	32,933,859
Futures	1,293,540
34,227,399
Change in net unrealized appreciation (depreciation) on:
Investments	43,935,102
Futures	294,756
Foreign currency	55
44,229,913
Net gain (loss)	78,457,312
Net increase (decrease) in net assets resulting from operations	$82,180,328

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2019	2018
Operations:
Net investment income (loss)	$3,723,016	$4,120,982
Net realized gain (loss)	34,227,399	32,583,952
Change in net unrealized appreciation (depreciation)	44,229,913	(78,598,339)
Net increase (decrease) in net assets resulting from operations	82,180,328	(41,893,405)
Distributions to shareholders:
Class A	(33,194,342)	(28,419,168)
Class B	(2,947,799)	(2,572,476)
Total distributions	(36,142,141)	(30,991,644)
Fund share transactions:
Class A
Proceeds from shares sold	84,958,254	41,172,754
Reinvestment of distributions	33,194,342	28,419,168
Payments for shares redeemed	(115,504,018)	(54,633,970)
Net increase (decrease) in net assets from Class A share transactions	2,648,578	14,957,952
Class B
Proceeds from shares sold	5,070,105	18,227,770
Reinvestment of distributions	2,947,799	2,572,476
Payments for shares redeemed	(6,737,215)	(21,601,323)
Net increase (decrease) in net assets from Class B share transactions	1,280,689	(801,077)
Increase (decrease) in net assets	49,967,454	(58,728,174)
Net assets at beginning of period	336,089,599	394,817,773

Net assets at end of period	$386,057,053	$336,089,599

Other Information
Class A
Shares outstanding at beginning of period	20,590,649	19,690,579
Shares sold	5,220,842	2,269,653
Shares issued to shareholders in reinvestment of distributions	2,089,008	1,663,885
Shares redeemed	(7,098,383)	(3,033,468)
Net increase (decrease) in Class A shares	211,467	900,070

Shares outstanding at end of period	20,802,116	20,590,649
Class B
Shares outstanding at beginning of period	1,861,335	1,897,242
Shares sold	317,699	982,362
Shares issued to shareholders in reinvestment of distributions	185,163	150,437
Shares redeemed	(420,997)	(1,168,706)
Net increase (decrease) in Class B shares	81,865	(35,907)

Shares outstanding at end of period	1,943,200	1,861,335

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	27

Financial Highlights

	Years Ended December 31,
Class A	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$14.97	$18.29	$16.78	$15.18	$17.33
Income (loss) from investment operations:

Net investment income (loss)[a]	.17	.19	.17	.18	.19
Net realized and unrealized gain (loss)	3.49	(2.06)	2.16	2.76	(.87)
Total from investment operations	3.66	(1.87)	2.33	2.94	(.68)
Less distributions from:

Net investment income	(.18)	(.18)	(.17)	(.17)	(.18)
Net realized gains	(1.48)	(1.27)	(.65)	(1.17)	(1.29)
Total distributions	(1.66)	(1.45)	(.82)	(1.34)	(1.47)
Net asset value, end of period	$16.97	$14.97	$18.29	$16.78	$15.18
Total Return (%)[b]	25.22	(11.23)	14.33	21.03	(4.60)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	353	308	360	343	284
Ratio of expenses before expense reductions (%)[c]	.53	.51	.51	.53	.54
Ratio of expenses after expense reductions (%)[c]	.39	.41	.44	.45	.45
Ratio of net investment income (loss) (%)	1.04	1.03	1.00	1.25	1.14
Portfolio turnover rate (%)	22	17	15	18	21

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

	Years Ended December 31,
Class B	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$14.97	$18.28	$16.77	$15.17	$17.31
Income (loss) from investment operations:

Net investment income (loss)[a]	.12	.14	.13	.15	.14
Net realized and unrealized gain (loss)	3.49	(2.05)	2.15	2.75	(.86)
Total from investment operations	3.61	(1.91)	2.28	2.90	(.72)
Less distributions from:

Net investment income	(.13)	(.13)	(.12)	(.13)	(.13)
Net realized gains	(1.48)	(1.27)	(.65)	(1.17)	(1.29)
Total distributions	(1.61)	(1.40)	(.77)	(1.30)	(1.42)
Net asset value, end of period	$16.97	$14.97	$18.28	$16.77	$15.17
Total Return (%)[b]	24.87	(11.42)	14.03	20.71	(4.85)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	28	35	30	25
Ratio of expenses before expense reductions (%)[c]	.81	.80	.78	.78	.79
Ratio of expenses after expense reductions (%)[c]	.65	.67	.70	.71	.71
Ratio of net investment income (loss) (%)	.76	.77	.76	.99	.88
Portfolio turnover rate (%)	22	17	15	18	21

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Small Cap Index VIP

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or

DWS Small Cap Index VIP	|	29

evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of December 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2019, the Fund had securities on loan, which were classified as common stock and rights in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of December 31, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$14,803,620	$—	$—	$558,072	$15,361,692
Rights	44	—	—	—	44
Total Borrowings	$14,803,664	$—	$—	$558,072	$15,361,736

Gross amount of recognized liabilities for securities lending transactions:					$15,361,736

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

30	|	DWS Small Cap Index VIP

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2019, the Fund’s components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$5,592,765
Undistributed long-term capital gains	$34,522,122
Net unrealized appreciation (depreciation) on investments	$73,267,514

At December 31, 2019, the aggregate cost of investments for federal income tax purposes was $327,444,490. The net unrealized appreciation for all investments based on tax cost was $73,267,514. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $118,968,449 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $45,700,935.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2019	2018
Distributions from ordinary income*	$6,299,165	$6,449,285
Distributions from long-term capital gains	$29,842,976	$24,542,359

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2019, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent

DWS Small Cap Index VIP	|	31

upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2019, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from $4,388,000 to approximately $16,056,000.

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$1,659

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$1,293,540

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$294,756

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $78,566,280 and $105,097,480, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

32	|	DWS Small Cap Index VIP

For the period from January 1, 2019 through September 30, 2020 (and through April 30, 2020 for Class B shares), the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.39%
Class B	.65%

For the year ended December 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$454,157
Class B	46,917
$501,074

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2019, the Administration Fee was $365,645, of which $32,260 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2019, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2019
Class B	$75,628	$6,902

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2019
Class A	$1,062	$176
Class B	223	37
	$1,285	$213

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $17,679, of which $5,455 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

DWS Small Cap Index VIP	|	33

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2019.

F. Ownership of the Fund

At December 31, 2019, four participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 40%, 17%, 12% and 11%, respectively. At December 31, 2019, three participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 44%, 20% and 16%, respectively.

G. Change of Independent Registered Public Accounting Firm

On May 14, 2019, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm to the Fund. PwC communicated its resignation to the Registrant’s Board of Trustees (the “Board of Trustees”).

PwC’s reports on the Fund’s financial statements for the fiscal years ended December 31, 2018 and December 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended December 31, 2018 and December 31, 2017 and during the subsequent interim period through May 14, 2019: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On May 15, 2019, the Audit Committee of the Board of Trustees and the Board of Trustees approved the selection of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2019. During the Fund’s fiscal years ended December 31, 2018 and December 31, 2017, and the subsequent interim period through May 15, 2019, neither the Fund, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

34	|	DWS Small Cap Index VIP

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Small Cap Index VIP:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Small Cap Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds) (the “Trust”), including the investment portfolio, as of December 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2019, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended December 31, 2018, and the financial highlights for the years ended December 31, 2015, December 31, 2016, December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 14, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

February 14, 2020

DWS Small Cap Index VIP	|	35

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2019 to December 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2019

Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/19	$1,000.00	$1,000.00
Ending Account Value 12/31/19	$1,071.30	$1,070.00
Expenses Paid per $1,000*	$2.04	$3.39

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/19	$1,000.00	$1,000.00
Ending Account Value 12/31/19	$1,023.24	$1,021.93
Expenses Paid per $1,000*	$1.99	$3.31

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.39%	.65%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Tax Information	(Unaudited)

The Fund paid distributions of $1.37 per share from net long-term capital gains during its year ended

December 31, 2019.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $38,583,000 as capital gain dividends for its year ended December 31, 2019.

For corporate shareholders, 52% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2019 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Small Cap Index VIP	|	37

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

38	|	DWS Small Cap Index VIP

Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees

DWS Small Cap Index VIP	|	39

received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

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Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: The Kennel Shop (retailer); BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	77	—
John W. Ballantine (1946) Board Member since 1999

Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International

		77	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	77	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	77	Director, Aberdeen Japan Fund (since 2007)

DWS Small Cap Index VIP	|	41

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	77	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	77	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	77	—

Officers[4]
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); and Director and President, DB Investment Managers, Inc. (2018–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); and Assistant Secretary, DBX ETF Trust (2019–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; and Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); and Assistant Treasurer, DBX ETF Trust (2019–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

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[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Small Cap Index VIP	|	43

vit-scif-2 (R-025818-9 2/20)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS Small Cap Index VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended December 31, 2019 and the amount of fees that PricewaterhouseCoopers, LLP (“PwC”), the Fund’s prior Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended December 31, 2018. The Audit Committee approved in advance all audit services and non-audit services that EY or PwC provided to the Fund while serving as the Independent Registered Public Accounting Firm.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2019	$38,433	$0	$9,039	$0
2018	$54,468	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended December 31, 2019 and the amount of fees billed by PwC to the Adviser and any Affiliated Fund Service provider for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended December 31, 2018.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2019	$0	$740,482	$0
2018	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. EY also billed $470,936 for tax services during the Fund’s fiscal year ended December 31, 2018.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s fiscal year ended December 31, 2019 and the amount of fees that PwC billed during the Fund’s fiscal year ended December 31, 2018 for non-audit services. The Audit Committee pre-approved all non-audit services that EY or PwC, while serving as Independent Registered Public Accounting Firm, provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY and PwC about any non-audit services that EY or PwC rendered to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s and PwC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2019	$9,039	$740,482	$0	$749,521
2018	$0	$0	$0	$0

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities. EY also billed $984,066 for tax services during the Fund’s fiscal year ended December 31, 2018.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to each principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

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In connection with the audit of the 2019 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

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Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/14/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/14/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/14/2020